UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5931

Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
March 31, 2013

Nuveen New York Municipal Value Fund, Inc.
NNY

Nuveen New York Municipal Value Fund 2
NYV

Nuveen New York Performance Plus Municipal Fund, Inc.
NNP

Nuveen New York Dividend Advantage Municipal Fund
NAN

Nuveen New York Dividend Advantage Municipal Fund 2
NXK

Nuveen New York AMT-Free Municipal Income Fund
NRK

March

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage	10

Common Share Information	12

Risk Considerations	14

Performance Overview and Holding Summaries	15

Shareholder Meeting Report	21

Portfolios of Investments	23

Statement of Assets and Liabilities	67

Statement of Operations	69

Statement of Changes in Net Assets	70

Statement of Cash Flows	72

Financial Highlights	74

Notes to Financial Statements	82

Reinvest Automatically, Easily and Conveniently	97

Glossary of Terms Used in this Report	99

Additional Fund Information	103

Chairman’s
Letter to Shareholders

Dear Shareholders,

The global economy continues to struggle with low growth rates. The European Central Bank’s commitment to “do what it takes” to support sovereign debt markets has stabilized the broader euro area financial markets. The larger member states of the European Union (EU) are working diligently on a tighter financial and banking union and meaningful progress is being made. However, economic conditions in the southern tier members are not improving and their political leaders are becoming more forceful in their demands for loosening the current EU fiscal targets and timetables. Economic growth in emerging market countries continues to be buffeted by lower overseas demand for their manufactured products and raw materials.

In the U.S., the Fed’s commitment to low interest rates through Quantitative Easing is the subject of increasing debate in its policy making deliberations and many independent economists are expressing concern about the economic distortions resulting from negative real interest rates. There are encouraging signs in Congress that both political parties are working toward compromises on previously irreconcilable issues such as reforming immigration laws and the tax code. It is too early to tell whether those efforts will produce meaningful results or pave the way for cooperation on the major fiscal issues that loom ahead. Over the longer term, there are some positive trends for the U.S. economy: house prices are clearly recovering, banks and corporations continue to strengthen their financial positions and incentives for capital investment in the U.S. by domestic and foreign corporations are increasing due to more competitive energy and labor costs.

During the last eighteen months, U.S. investors have benefited from strong returns in the domestic equity markets and steady total returns in many fixed income markets. However, many macroeconomic risks remain unresolved, including negotiating through the many U.S. fiscal issues, achieving a better balance between fiscal discipline and encouraging economic growth in the euro area and reducing the potential economic impact of geopolitical issues, particularly in the Middle East and East Asia. In the face of these uncertainties, the experienced investment professionals at Nuveen Investments seek out investments that are enjoying positive and sustainable returns. At the same time they are always on the alert for risks in markets that are subject to the excessive optimism that can accompany an extended period of abnormally low interest rates. Monitoring this process is a critical function for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
May 24, 2013

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen New York Municipal Value Fund, Inc. (NNY)
Nuveen New York Municipal Value Fund 2 (NYV)
Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
Nuveen New York Dividend Advantage Municipal Fund (NAN)
Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
Nuveen New York AMT-Free Municipal Income Fund (NRK)

Portfolio manager Scott Romans discusses key investment strategies and the six-month performance of these Nuveen New York Funds. Scott assumed portfolio management responsibility for these six Funds in 2011.

FUND REORGANIZATIONS

Effective before the opening of business on March 11, 2013, certain New York Funds (the Acquired Funds) were reorganized into one, larger-state New York Fund included in this report (the Acquiring Fund) as follows:

Acquired Funds		Symbol	Acquiring Fund	Symbol
•	Nuveen New York Quality	NUN	Nuveen New York AMT-Free	NRK
	Income Municipal Fund, Inc.		Municipal Income Fund
•	Nuveen New York Premium	NNF
Income Municipal Fund, Inc.
•	Nuveen New York Investment	NQN
Quality Municipal Fund, Inc.
•	Nuveen New York Select	NVN
Quality Municipal Fund, Inc.
•	Nuveen New York Dividend	NKO
Advantage Municipal Income
Fund

Upon the closing of the reorganizations, the Acquired Funds transferred their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds. The Acquired Funds were then liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Acquired Funds became shareholders of the Acquiring Fund. Holders of common shares of the Acquired Funds received newly issued common shares of the Acquiring Fund, the aggregate net asset value of which was equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares were sold on the open market and shareholders received cash in lieu of such fractional shares. Holders of

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

preferred shares of the Acquired Funds received on a one-for-one basis newly issued preferred shares of the Acquiring Fund, in exchange for their preferred shares of the Acquired Funds held immediately prior to the reorganizations.

What key strategies were used to manage these Nuveen New York Funds during the six-month reporting period ended March 31, 2013?

During this reporting period, municipal bonds generally continued to perform well, driven by solid demand and the tight supply of new municipal paper. However, the municipal market also encountered some additional volatility generated by the political environment, particularly the “fiscal cliff” at the end of 2012 and the approach of federal tax season. The total volume of tax-exempt supply declined from the same six-month period a year earlier, both nationally and in New York. At the same time, yields remained relatively low. We continued to see borrowers come to market seeking to take advantage of the low rate environment through refunding activity, with approximately two-thirds of municipal paper issued by borrowers that were calling existing debt and refinancing at lower rates. In this environment, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term and helped us keep our Funds fully invested.

Much of our investment activity during this period was opportunistic, with purchases driven by the timing of cash flows from refunding activity as well as called or maturing bonds. Because the issuance of new municipal supply in the primary market continued to be limited, especially in New York, we looked to the secondary market as an additional source of attractive opportunities. In particular, we focused on bonds with call dates between 2019 and 2021, a structure that we believed offered value, specifically, attractive pricing and yields relative to the bonds’ call dates. In addition, if these bonds are not called in 2019 to 2021, we potentially stand to receive a higher yield by holding the bonds until they mature or are called. This type of bond is sometimes referred to as a “kicker bond” because of the additional yield, or “kick” to maturity, once the bond passes its initial call date.

In general, our purchase activity emphasized higher grade bonds with good structures, particularly attractive call provisions. We also added some lower rated bonds, especially in NRK, which was managed under an insured mandate until January 2012. Since the change in NRK’s investment policy, we have made incremental increases to its holdings of bonds rated BBB and lower in order to build the Fund’s exposure to this quality sector.

Cash for new purchases during this reporting period was generated primarily by the proceeds from bond calls resulting from the increase in refinancings. These bond calls provided a good source of liquidity, which drove much of our activity during this period as we worked to redeploy these proceeds, as well as those from maturing bonds, to

6	Nuveen Investments

keep the Funds fully invested and support their income streams. Overall, selling was minimal because the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of March 31, 2013, all six of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement. As part of our duration management strategies, NYV also used forward interest rate swaps to reduce its price volatility risk to movements in U.S. interest rates relative to the Fund’s benchmark. During this period, these derivatives functioned as intended, while contributing modestly to NYV’s performance, as interest rates increased.

How did the Funds perform during the six-month reporting period ended March 31, 2013?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide total returns for the Funds for the one-year, five-year, ten-year and since inception periods ended March 31, 2013. Each Fund’s total returns are compared with the performance of a corresponding market index and Lipper classification average.

For the six months ended March 31, 2013, the cumulative return on common share net asset value (NAV) for NYV exceeded the returns for the S&P Municipal Bond New York Index and the S&P Municipal Bond Index, while the remaining five Funds underperformed these Indexes. For the same period, NYV also outperformed the average return for the Lipper New York Municipal Debt Funds Classification Average, NNY performed in line with this return and the other four Funds lagged the classification average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. The use of leverage also was an important factor in performance during this period. Leverage is discussed in more detail later in this report.

During this six-month period, municipal bonds with maturities of ten years and longer generally outperformed those with shorter maturities. Duration and yield curve positioning remained an important factor in the Funds’ performances. In general, the Funds were helped by their allocations of long duration bonds, many of which had zero percent coupons, which outperformed the market as a whole for the period.

Credit exposure was another major factor in the Funds’ performance during these six months, as lower quality bonds generally outperformed higher quality bonds. This outperformance was due in part to the greater demand for lower rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, credit spreads, or the difference in yield spreads between U.S. Treasury securities and comparable investments such as

Nuveen Investments	7

municipal bonds, narrowed through a variety of rating categories. As a result of this spread compression, the Funds generally benefited from their holdings of lower rated credits, especially sub-investment grade bonds. As previously discussed, NRK, which was managed under an insured mandate until January 2012, continued to build exposure to lower rated bonds during this period and thus had a more modest overweight in this market segment than the other New York Funds in this report.

During this period, revenue bonds as a whole outperformed the general municipal market. Holdings that generally made positive contributions to the Funds’ returns included industrial development revenue (IDR) credits, health care (together with hospitals) and housing bonds. NYV, in particular, benefited from its overweighting in the health care sector. Tobacco credits backed by the 1998 master tobacco settlement agreement also were among the top performing market sectors for this period, helped by their longer effective durations and the increased demand for higher yielding investments by investors who had become less risk-averse. In addition, based on recent data showing that cigarette sales had fallen less steeply than anticipated, the 46 states participating in the agreement, including New York, stand to receive increased payments from the tobacco companies. During this period, as the tobacco sector rallied, these Funds benefited from their holdings of tobacco credits, with NYV having the heaviest weighting of tobacco bonds. However, the Funds’ participation in the rally in this sector was limited by the shorter duration of their tobacco holdings.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of March 31, 2013, NRK and NNP had the heaviest weightings in pre-refunded bonds, which hampered their performance, while NYV and NXK held negligible amount of pre-refunded bonds, which lessened the negative impact of these bonds. We continued to hold pre-refunded bonds in our portfolios due to the higher yields they provided. Also lagging the performance of the general municipal market for this period were general obligation (GO) bonds, utilities, and water and sewer credits. In addition, NRK was underweighted in the “other revenue” sector (i.e., bonds other than GOs and appropriation debt that are backed by tax revenues), which outperformed during this period. This detracted from NRK’s performance.

Shareholders also should be aware of an issue involving some of the Funds’ holdings, i.e., the downgrades of bonds issued by Puerto Rico. In December 2012, Moody’s downgraded Puerto Rico GO bonds to Baa3 from Baa1 based on Puerto Rico’s ongoing economic problems, unfunded pension liabilities, elevated debt levels and structural budget gaps. Prior to this reporting period, bonds issued by the Puerto Rico Sales Tax Financing Corporation (COFINA) also were downgraded by Moody’s to Aa3 from Aa2 in July 2012. The downgrade of the COFINA bonds was due mainly to the performance of Puerto Rico’s economy and its impact on the projected growth of sales tax revenues, and

8	Nuveen Investments

not to any sector or structural issues. In addition, the COFINA bonds were able to maintain a higher rating than the GOs because, unlike the revenue streams supporting some Puerto Rican issues, the sales taxes supporting the COFINA bonds cannot be diverted and used to support the commonwealth’s GO bonds. All of these Funds have exposure to Puerto Rico bonds, the majority of which are the dedicated sales tax bonds issued by COFINA, but no exposure to Puerto Rico GOs. During this period, we also added to our COFINA holdings in all of the Funds (except NYV) based on the credit strength of these bonds. In addition, NNY, NAN, and NRK hold Puerto Rico tobacco bonds and NRK also has a position in Puerto Rico highway revenue credits insured by AGM. These holdings were generally purchased as part of our efforts to keep the Funds fully invested and to provide higher yields, added diversification, and triple exemption (i.e., exemption from federal, state, and local taxes). For the reporting period ended March 31, 2013, Puerto Rico paper generally underperformed the market as whole. Because most of our holdings were the COFINA bonds, the overall impact on performance was minimal, differing from Fund to Fund in line with the type and amount of its holdings. As we continue to emphasize Puerto Rico’s stronger credits, we view the COFINA bonds as long-term holdings and note that the commonwealth’s recent enforcement of sales tax collections has improved significantly.

Nuveen Investments	9

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the return of NNP, NAN, NXK and NRK relative to their benchmarks was the Funds’ use of leverage. The Funds use leverage because their manager believes that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage had a positive impact on the performance of the Funds over this reporting period.

As of March 31, 2013, the Funds’ percentages of effective and regulatory leverage are shown in the accompanying table.

	Effective		Regulatory
Fund	Leverage	*	Leverage	*
NNY	2.64%		0.00%
NYV	4.96%		0.00%
NNP	34.78%		26.37%
NAN	34.69%		27.42%
NXK	33.77%		27.19%
NRK	36.80%		30.28%

*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set forth in the Investment Company Act of 1940.

10	Nuveen Investments

THE FUNDS’ REGULATORY LEVERAGE

As of March 31, 2013, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares, Variable Rate MuniFund Term Preferred (VMTP) Shares and Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying tables.

MTP Shares

		MTP Shares Issued	Annual	NYSE
Fund	Series	at Liquidation Value	Interest Rate	Ticker
NAN	2015	$30,000,000	2.70%	NAN PrC
NAN	2016	$25,360,000	2.50%	NAN PrD
NXK	2015	$37,890,000	2.55%	NXK PrC
NRK	2015	$27,680,000	2.55%	NRK PrC

VMTP Shares

		VMTP Shares Issued
Fund	Series	at Liquidation Value
NRK*	2014	$50,700,000

* VMTP Shares issued in connection with the reorganization.

VRDP Shares

VRDP Shares Issued
Fund	at Liquidation Value
NNP	$89,000,000
NRK**	$488,800,000

** VRDP Shares issued in connection with the reorganization.

Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies for further details on MTP, VMTP and VRDP Shares.

Nuveen Investments	11

Common Share Information

COMMON SHARE DIVIDEND INFORMATION

During the six-month reporting period ended March 31, 2013, the Funds’ monthly dividends to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
	NNY	NYV	NNP	NAN	NXK	NRK
October	$0.0345	$0.0560	$0.0735	$0.0655	$0.0665	$0.0585
November	0.0345	0.0560	0.0735	0.0655	0.0665	0.0585
December	0.0330	0.0560	0.0710	0.0630	0.0630	0.0570
January	0.0330	0.0560	0.0710	0.0630	0.0630	0.0570
February	0.0330	0.0560	0.0710	0.0630	0.0630	0.0570
March	0.0330	0.0560	0.0710	0.0630	0.0590	0.1080

Long-Term Capital Gain***	$0.0145	—	$0.0390	$0.0308	$0.0229	$0.0213
Short-Term Capital Gain***	$0.0006	—	—	—	—	—
Ordinary Income Distribution***	$0.0010	—	$0.0027	$0.0011	$0.0019	—

Market Yield****	3.91%	4.32%	5.16%	5.01%	4.81%	4.49%
Taxable-Equivalent Yield****	5.82%	6.43%	7.68%	7.46%	7.16%	6.68%

***	Distribution paid in December 2012.
****
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2013, all of the Funds in this report had positive UNII balances for tax and financial reporting purposes.

12	Nuveen Investments

COMMON SHARE REPURCHASES

During November 2012, the Nuveen Funds’ Board of Directors/Trustees reauthorized the Funds’ open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

As of March 31, 2013, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NNY, NYV and NAN have not repurchased any of their outstanding common shares.

	Common Shares	% of Common Shares
Fund	Repurchased and Retired	Authorized for Repurchase
NNY	—	—
NYV	—	—
NNP	27,800	3.0%
NAN	—	—
NXK	7,200	0.5%
NRK	6,800	0.5%

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

COMMON SHARE OTHER INFORMATION

As of March 31, 2013, and during the six-month reporting period, the Funds’ share prices were trading at a premium/(discount) to their common share NAV as shown in the accompanying table.

	NNY	NYV	NNP	NAN	NXK	NRK
Common Share NAV	$10.28	$16.30	$16.49	$15.82	$15.64	$14.91
Common Share Price	$10.12	$15.56	$16.50	$15.09	$14.73	$14.43
Premium/(Discount) to NAV	(1.56)%	(4.54)%	0.06%	(4.61)%	(5.82)%	(3.22)%
12-Month Average
Premium/(Discount) to NAV	(0.03)%	(1.78)%	0.31%	(2.67)%	(3.76)%	(0.72)%

Nuveen Investments	13

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment, Market and Price Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like these Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

14	Nuveen Investments

Nuveen New York Municipal Value Fund, Inc. (NNY)

Performance Overview and Holding Summaries as of March 31, 2013

Average Annual Total Returns as of March 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NNY at Common Share NAV	0.83%	5.72%	5.92%	4.91%
NNY at Common Share Price	(2.04)%	6.62%	6.28%	5.54%
S&P Municipal Bond New York Index	1.00%	5.30%	5.90%	5.07%
S&P Municipal Bond Index	1.26%	5.80%	6.11%	5.15%
Lipper New York Municipal Debt Funds Classification Average	0.89%	7.96%	7.01%	5.77%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	26.7%
Education and Civic Organizations	15.4%
Tax Obligation/General	9.8%
Health Care	9.6%
Transportation	9.1%
Utilities	7.3%
Water and Sewer	5.4%
Housing/Multifamily	4.0%
Other	12.7%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S.Guaranteed	18%
AA	37%
A	18%
BBB	11%
BB or Lower	7%
N/R	7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview and Holding Summaries page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

Nuveen Investments	15

Nuveen New York Municipal Value Fund 2 (NYV)

Performance Overview and Holding Summaries as of March 31, 2013

Average Annual Total Returns as of March 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception5
NYV at Common Share NAV	1.69%	7.57%	8.15%
NYV at Common Share Price	(2.70)%	6.05%	5.86%
S&P Municipal Bond New York Index	1.00%	5.30%	6.60%
S&P Municipal Bond Index	1.26%	5.80%	7.12%
Lipper New York Municipal Debt Funds Classification Average	0.89%	7.96%	8.18%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

Portfolio Composition1,4
(as a % of total investments)
Tax Obligation/Limited	29.3%
Health Care	21.1%
Housing/Multifamily	13.1%
Education and Civic Organizations	11.0%
Transportation	10.5%
Tax Obligation/General	5.7%
Other	9.3%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S.Guaranteed	17%
AA	34%
A	26%
BBB	11%
BB or Lower	4%
N/R	6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview and Holding Summaries page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.
4	Excluding investments in derivatives.
5	Since inception returns are from 4/28/09.

16	Nuveen Investments

Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)

Performance Overview and Holding Summaries as of March 31, 2013

Average Annual Total Returns as of March 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NNP at Common Share NAV	0.72%	7.30%	8.03%	6.25%
NNP at Common Share Price	(1.21)%	12.41%	9.98%	7.15%
S&P Municipal Bond New York Index	1.00%	5.30%	5.90%	5.07%
S&P Municipal Bond Index	1.26%	5.80%	6.11%	5.15%
Lipper New York Municipal Debt Funds Classification Average	0.89%	7.96%	7.01%	5.77%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	27.5%
Education and Civic Organizations	15.2%
Health Care	9.9%
Tax Obligation/General	9.5%
Transportation	8.6%
Water and Sewer	6.4%
Utilities	6.4%
U.S. Guaranteed	5.6%
Other	10.9%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S.Guaranteed	21%
AA	39%
A	16%
BBB	9%
BB or Lower	5%
N/R	8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview and Holding Summaries page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

Nuveen Investments	17

Nuveen New York Dividend Advantage Municipal Fund (NAN)

Performance Overview and Holding Summaries as of March 31, 2013

Average Annual Total Returns as of March 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NAN at Common Share NAV	0.58%	7.63%	7.89%	6.28%
NAN at Common Share Price	(3.14)%	10.19%	8.92%	6.50%
S&P Municipal Bond New York Index	1.00%	5.30%	5.90%	5.07%
S&P Municipal Bond Index	1.26%	5.80%	6.11%	5.15%
Lipper New York Municipal Debt Funds Classification Average	0.89%	7.96%	7.01%	5.77%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	26.0%
Health Care	12.5%
Transportation	12.1%
Education and Civic Organizations	11.6%
Tax Obligation/General	10.8%
Utilities	6.3%
Housing/Multifamily	4.4%
Water and Sewer	4.3%
Other	12.0%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S.Guaranteed	17%
AA	38%
A	18%
BBB	10%
BB or Lower	7%
N/R	8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview and Holding Summaries page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

18	Nuveen Investments

Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)

Performance Overview and Holding Summaries as of March 31, 2013

Average Annual Total Returns as of March 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NXK at Common Share NAV	0.52%	6.98%	7.75%	6.40%
NXK at Common Share Price	(2.47)%	7.11%	8.89%	6.78%
S&P Municipal Bond New York Index	1.00%	5.30%	5.90%	5.07%
S&P Municipal Bond Index	1.26%	5.80%	6.11%	5.15%
Lipper New York Municipal Debt Funds Classification Average	0.89%	7.96%	7.01%	5.77%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	30.4%
Education and Civic Organizations	17.7%
Transportation	13.8%
Tax Obligation/General	9.0%
Health Care	7.6%
Utilities	6.1%
Water and Sewer	4.3%
Other	11.1%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S.Guaranteed	20%
AA	31%
A	21%
BBB	13%
BB or Lower	6%
N/R	8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview and Holding Summaries page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

Nuveen Investments	19

Nuveen New York AMT-Free Municipal Income Fund (NRK)

Performance Overview and Holding Summaries as of March 31, 2013

Average Annual Total Returns as of March 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NRK at Common Share NAV	(0.76)%	3.19%	5.99%	5.58%
NRK at Common Share Price	(2.98)%	5.44%	7.36%	5.32%
S&P Municipal Bond New York Index	1.00%	5.30%	5.90%	5.07%
S&P Municipal Bond Index	1.26%	5.80%	6.11%	5.15%
Lipper New York Municipal Debt Funds Classification Average	0.89%	7.96%	7.01%	5.77%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	39.6%
Education and Civic Organizations	17.5%
Tax Obligation/General	7.9%
Utilities	7.3%
Transportation	7.1%
U.S. Guaranteed	5.9%
Water and Sewer	5.7%
Other	9.0%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S.Guaranteed	24%
AA	47%
A	17%
BBB	15%
BB or Lower	3%
N/R	2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview and Holding Summaries page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

20	Nuveen Investments

NRK	Shareholder Meeting Report
NQN	A special meeting of shareholders was held in the offices of Nuveen Investments on November 27, 2012; at this meeting the shareholders were asked to vote on the approval of an Agreement and Plan of Reorganization and the approval of the issuance of additional common shares. The meeting was subsequently adjourned to December 14, 2012. The meeting for NUN, NNF, NQN, NVN and NKO was subsequently adjourned to January 24, 2013. The meeting for NNF was additionally adjourned to January 28, 2013.
NVN

	NRK			NQN		NVN
	Common and Preferred shares voting together as a class	Preferred shares	Common Shares	Common and Preferred shares voting together as a class	Preferred shares	Common and Preferred shares voting together as a class	Preferred shares
To approve an Agreement and Plan of Reorganization.
For	—	1,449,371	—	8,917,011	1,107	11,981,830	1,590
Against	—	143,073	—	683,759	—	938,838	—
Abstain	—	13,528	—	449,512	16	798,325	58
Total	—	1,605,972	—	10,050,282	1,123	13,718,993	1,648

To approve the issuance of additional common shares in connection with each Reorganization.
For	3,127,701	—	1,680,330	—	—	—	—
Against	249,515	—	104,442	—	—	—	—
Abstain	124,193	—	110,665	—	—	—	—
Total	3,501,409	—	1,895,437	—	—	—	—

Nuveen Investments	21

NUN	Shareholder Meeting Report (continued)
NNF
NKO

	NUN		NNF		NKO
	Common and Preferred shares voting together as a class	Preferred shares	Common and Preferred shares voting together as a class	Preferred shares	Common and Preferred shares voting together as a class	Preferred shares
To approve an Agreement and Plan of Reorganization.
For	12,092,242	1,558	4,293,918	507	4,008,141	348
Against	1,026,258	—	236,888	—	323,632	—
Abstain	970,194	59	169,575	—	160,538	42
Total	14,088,694	1,617	4,700,381	507	4,492,311	390

To approve the issuance of additional common shares in connection with each Reorganization.
For	—	—	—	—	—	—
Against	—	—	—	—	—	—
Abstain	—	—	—	—	—	—
Total	—	—	—	—	—	—

22	Nuveen Investments

Nuveen New York Municipal Value Fund, Inc.
NNY	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.5% (1.5% of Total Investments)
$275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$286,979
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB	2,054,852
2,225	Total Consumer Discretionary			2,341,831
	Consumer Staples – 2.0% (2.0% of Total Investments)
150	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/13 at 100.00	A3	146,496
1,375	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	A1	1,377,420
365	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/13 at 100.00	BBB+	369,110
95	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	5/13 at 100.00	A3	94,064
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
810	4.750%, 6/01/22	6/16 at 100.00	BBB	815,403
345	5.000%, 6/01/26	6/16 at 100.00	BB–	341,043
3,140	Total Consumer Staples			3,143,536
	Education and Civic Organizations – 15.3% (15.4% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	287,295
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	BB+	406,476
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40	1/20 at 100.00	BBB–	1,617,449
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB–	879,705
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	93,253
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	1,206,619
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	N/R	1,136,710
505	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	543,683
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	587,160
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Baa1	309,358
2,170	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Baa1	2,260,164
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	283,017
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	993,793
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	BBB+	1,151,780
1,000	6.000%, 6/01/34	6/21 at 100.00	BBB+	1,133,600
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2011B, 5.000%, 7/01/41	7/21 at 100.00	AA–	3,323,580

Nuveen Investments	23

Nuveen New York Municipal Value Fund, Inc. (continued)
NNY	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College, Series 2004, 5.000%, 10/01/34	10/14 at 100.00	A–	$250,696
260	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A, 5.000%, 12/01/28	12/16 at 100.00	BB+	271,957
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	1,527,120
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	1,175,717
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,610	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,625,875
800	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	814,488
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	180,404
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	1,516,434
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	328,443
22,085	Total Education and Civic Organizations			23,904,776
	Financials – 1.3% (1.3% of Total Investments)
400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	468,816
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	1,582,365
1,705	Total Financials			2,051,181
	Health Care – 9.6% (9.6% of Total Investments)
990	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008D, 5.750%, 11/15/27	11/17 at 100.00	A3	1,122,789
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	N/R	1,065,260
995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27	2/17 at 100.00	N/R	1,077,685
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	N/R	750,666
1,825	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	1,950,086
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A2	386,799
380	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	420,561
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35	7/16 at 100.00	AA	2,575,154
1,405	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	1,502,395
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A–	2,453,598
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	5/13 at 100.00	BB	290,305
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
280	5.250%, 2/01/27	2/17 at 100.00	BBB–	285,662
260	5.500%, 2/01/32	2/17 at 100.00	BBB–	266,344

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$295	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	$334,055
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/13 at 100.00	B+	500,805
13,725	Total Health Care			14,982,164
	Housing/Multifamily – 4.0% (4.0% of Total Investments)
315	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	10/13 at 100.00	AA+	315,958
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA–	1,830,456
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009C-1, 5.500%, 11/01/34	5/19 at 100.00	AA	1,102,780
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009M, 5.150%, 11/01/45	5/19 at 100.00	AA	1,339,550
405	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)	8/13 at 100.00	Aa1	405,879
1,225	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21	8/13 at 100.00	Aaa	1,240,692
5,885	Total Housing/Multifamily			6,235,315
	Housing/Single Family – 1.4% (1.4% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	969,912
360	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	380,779
750	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/15 at 100.00	Aaa	758,310
2,060	Total Housing/Single Family			2,109,001
	Long-Term Care – 2.9% (3.0% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 6.125%, 2/01/36	8/13 at 100.00	AAA	2,008,400
435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	471,758
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	264,074
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	125,811
135	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	5/13 at 100.00	N/R	135,284
315	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/13 at 100.00	N/R	316,421
820	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18	7/16 at 101.00	N/R	805,962
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23	7/16 at 101.00	N/R	230,199
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	7/16 at 101.00	N/R	220,403
4,570	Total Long-Term Care			4,578,312

Nuveen Investments	25

Nuveen New York Municipal Value Fund, Inc. (continued)
NNY	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Materials – 0.2% (0.2% of Total Investments)
$240	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)	12/13 at 100.00	BBB	$246,398
	Tax Obligation/General – 9.8% (9.8% of Total Investments)
4,760	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	5,572,532
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,427,180
20	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	21,361
625	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	670,569
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	2,217,280
2,795	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,160,307
1,000	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/26	4/22 at 100.00	AA	1,184,850
13,200	Total Tax Obligation/General			15,254,079
	Tax Obligation/Limited – 26.6% (26.7% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,030,200
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA–	434,117
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,151,230
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,743,448
15	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	16,339
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B, 5.000%, 11/15/34	11/19 at 100.00	AA	1,674,810
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/15 at 100.00	BBB	565,852
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
740	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	791,474
550	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	587,901
1,890	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	2,011,811
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	1,344,612
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S5, 5.250%, 1/15/39	1/19 at 100.00	AA–	1,722,585
4,075	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.000%, 2/01/42	2/22 at 100.00	AAA	4,557,550
25	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 – FGIC Insured	5/13 at 100.00	AAA	25,099
1,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	1,762,178
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	1,042,450
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	2,434,194
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	914,138
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,107,920

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	$1,342,214
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA	3,086,265
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
1,800	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,815,534
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,017,040
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	1,009,250
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.875%, 1/01/21	No Opt. Call	AA–	767,586
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2011A, 5.000%, 3/15/29	3/21 at 100.00	AAA	2,299,040
5,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33	8/29 at 100.00	A+	4,328,665
38,845	Total Tax Obligation/Limited			41,583,502
	Transportation – 9.1% (9.1% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B, 5.000%, 11/15/33	11/17 at 100.00	A	2,769,650
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)	10/17 at 102.00	N/R	632,400
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/13 at 100.00	BB	1,099,934
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/13 at 100.50	N/R	1,105,000
700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	771,862
1,000	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006, 5.125%, 5/15/30 (Alternative Minimum Tax)	5/13 at 100.00	B–	991,500
660	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	726,198
165	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	175,560
400	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AA–	431,856
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	Baa2	505,640
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,091,730
435	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	470,605
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.812%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	497,874
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	12/15 at 100.00	BBB–	248,384
1,160	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,358,754
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	989,914
335	5.250%, 11/15/22 – NPFG Insured	11/22 at 100.00	A+	336,394
13,785	Total Transportation			14,203,255

Nuveen Investments	27

Nuveen New York Municipal Value Fund, Inc. (continued)
NNY	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 3.3% (3.3% of Total Investments) (6)
$1,625	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	$1,812,574
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 100.00	Baa1 (6)	506,790
260	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (6)	283,819
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)	10/13 at 100.81	Baa1 (6)	26,452
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	AA– (6)	371,021
960	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	5/13 at 100.00	N/R (6)	1,002,653
730	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16 (Pre-refunded 8/15/14)	8/14 at 100.00	Aa2 (6)	780,428
375	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 (Pre-refunded 11/01/14) – AGM Insured	11/14 at 100.00	Aa2 (6)	403,264
4,825	Total U.S. Guaranteed			5,187,001
	Utilities – 7.3% (7.3% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	1,115,000
90	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	99,132
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,662,840
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,658,910
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	269,693
1,510	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.700%, 4/01/30	4/19 at 100.00	A	1,789,773
1,650	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A	1,790,943
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	1,007,020
1,320	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	1,360,603
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	27,975
575	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/13 at 100.00	N/R	574,977
10,420	Total Utilities			11,356,866

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 5.4% (5.4% of Total Investments)
$2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40	No Opt. Call	AAA	$2,364,080
4,440	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	4,899,407
1,000	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	1,136,080
7,440	Total Water and Sewer			8,399,567
$144,150	Total Investments (cost $145,046,470) – 99.7%			155,576,784
	Floating Rate Obligations – (2.1)%			(3,255,000)
	Other Assets Less Liabilities – 2.4%			3,775,759
	Net Assets – 100%			$156,097,543

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	29

Nuveen New York Municipal Value Fund 2
NYV	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.2% (4.2% of Total Investments)
$1,350	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	$1,599,291
	Education and Civic Organizations – 10.8% (11.0% of Total Investments)
1,200	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	BB+	1,175,352
380	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	BBB–	415,272
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	Aa2	1,110,610
65	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A, 5.000%, 12/01/28	12/16 at 100.00	BB+	67,989
4,895	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 0.000%, 3/01/40 – AGC Insured	No Opt. Call	AA–	1,387,684
7,540	Total Education and Civic Organizations			4,156,907
	Financials – 0.9% (0.9% of Total Investments)
300	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	351,612
	Health Care – 20.8% (21.1% of Total Investments)
290	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.000%, 11/15/25	11/20 at 100.00	A3	349,766
700	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24	8/16 at 100.00	Baa2	750,162
500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	534,270
50	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A2	55,257
1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	7/13 at 100.00	A3	1,001,280
85	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	94,073
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	1,580,190
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A–	1,699,725
1,010	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	A–	1,098,961
725	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	794,955
7,360	Total Health Care			7,958,639
	Housing/Multifamily – 12.9% (13.1% of Total Investments)
1,500	New York City Housing Development Corporation, New York, FNMA Backed Progress of Peoples Development Multifamily Rental Housing Revenue Bonds, Series 2005B, 4.950%, 5/15/36 (Alternative Minimum Tax)	11/15 at 100.00	AA+	1,546,215
1,800	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)	11/14 at 100.00	AA	1,835,928

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009A, 5.250%, 11/01/41	5/19 at 100.00	Aa2	$1,073,100
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	488,619
4,750	Total Housing/Multifamily			4,943,862
	Tax Obligation/General – 5.7% (5.7% of Total Investments)
1,500	New York City, New York, General Obligation Bonds, Fiscal 2009 Series J1, 5.000%, 5/15/36	5/19 at 100.00	AA	1,707,585
400	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/24 – AGM Insured	10/21 at 100.00	AA–	459,908
1,900	Total Tax Obligation/General			2,167,493
	Tax Obligation/Limited – 28.9% (29.3% of Total Investments)
1,200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2009A, 5.000%, 3/15/38	3/19 at 100.00	AAA	1,359,348
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	1,327,440
1,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,819,437
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
750	5.000%, 10/15/26 – AGM Insured	10/14 at 100.00	AAA	801,683
1,000	5.000%, 10/15/32 – AGM Insured	10/14 at 100.00	AAA	1,062,530
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S5, 5.250%, 1/15/39	1/19 at 100.00	AA–	1,722,585
25	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	29,578
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W, 13.825%, 3/15/37 (IF) (4)	3/17 at 100.00	AAA	1,349,280
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,612,995
9,885	Total Tax Obligation/Limited			11,084,876
	Transportation – 10.4% (10.5% of Total Investments)
	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
500	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	531,850
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	573,755
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	843,340
155	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	170,547
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
180	6.500%, 12/01/28	12/15 at 100.00	BBB–	198,707
140	6.000%, 12/01/36	12/20 at 100.00	BBB–	163,988
1,325	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2008A, 5.000%, 11/15/33	5/18 at 100.00	AA–	1,497,568
4,800	Total Transportation			3,979,755
	U.S. Guaranteed – 0.6% (0.6% of Total Investments) (6)
225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)	2/14 at 100.00	A+ (6)	237,623

Nuveen Investments	31

Nuveen New York Municipal Value Fund 2 (continued)
NYV	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 1.0% (1.0% of Total Investments)
$25	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	$27,537
330	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	340,151
355	Total Utilities			367,688
	Water and Sewer – 2.6% (2.6% of Total Investments)
900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	993,123
$39,365	Total Investments (cost $32,705,238) – 98.8%			37,840,869
	Other Assets Less Liabilities – 1.2% (7)			467,070
	Net Assets – 100%			$38,307,939
Investments in Derivatives as of March 31, 2013

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation) (7)
Barclays Bank PLC	$2,750,000	Receive	3-Month USD-LIBOR	3.190%	Semi-Annually	4/30/14	4/30/34	$(81,419)

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

See accompanying notes to financial statements.

32	Nuveen Investments

Nuveen New York Performance Plus Municipal Fund, Inc.
NNP	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$714,839
	Consumer Staples – 2.4% (1.6% of Total Investments)
310	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/13 at 100.00	A3	302,758
915	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	A1	916,610
235	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	5/13 at 100.00	A3	232,685
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,140	4.750%, 6/01/22	6/16 at 100.00	BBB	2,154,274
930	5.000%, 6/01/26	6/16 at 100.00	BB–	919,333
500	5.000%, 6/01/34	6/16 at 100.00	B+	453,240
1,050	5.125%, 6/01/42	6/16 at 100.00	B+	928,001
6,080	Total Consumer Staples			5,906,901
	Education and Civic Organizations – 22.2% (15.2% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	684,285
925	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	BB+	906,001
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43	1/20 at 100.00	BBB–	1,198,940
1,630	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB–	1,911,892
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 1998B, 5.000%, 9/15/13	5/13 at 100.00	BBB–	1,287,531
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	93,253
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	2,890,752
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured	No Opt. Call	AA–	2,681,079
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured	No Opt. Call	N/R	1,152,850
1,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,308,069
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	Aa2	1,113,930
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	2,879,525
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.250%, 7/01/29	7/19 at 100.00	Baa2	2,226,630
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	978,600
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	5,575,650
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	AA–	328,123

Nuveen Investments	33

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	Aa1	$2,270,940
640	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Baa1	707,104
925	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	943,408
3,880	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Baa1	4,041,214
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	678,174
1,885	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	2,128,749
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University Project, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,405,366
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College, Series 2004, 5.000%, 10/01/34	10/14 at 100.00	A–	593,485
560	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A, 5.000%, 12/01/28	12/16 at 100.00	BB+	585,754
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
2,515	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	2,560,471
2,300	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	2,301,403
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
3,855	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	3,893,010
1,000	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	1,018,110
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	445,704
1,750	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012A, 5.000%, 9/01/41	3/22 at 100.00	A3	1,940,488
1,425	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,560,104
660	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB+	740,560
50,790	Total Education and Civic Organizations			55,031,154
	Financials – 1.3% (0.9% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,172,040
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	2,109,820
2,740	Total Financials			3,281,860
	Health Care – 14.4% (9.9% of Total Investments)
1,000	Dormitory Authority of the State of New York , Revenue Bonds, NYU Hospitals Center, Refunding Series 2007A, 5.000%, 7/01/36	7/17 at 100.00	A–	1,055,370
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	N/R	1,309,051
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	N/R	1,823,046
8,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	9,082,590

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A2	$386,799
805	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	890,926
5,590	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006, 5.000%, 7/01/35 (UB)	7/16 at 100.00	AA	6,125,578
2,575	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	2,753,499
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A3	1,892,502
3,750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A–	4,381,425
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System Inc, Series 2010A, 5.750%, 7/01/30	7/20 at 100.00	A–	589,595
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
710	5.250%, 2/01/27	2/17 at 100.00	BBB–	724,356
625	5.500%, 2/01/32	2/17 at 100.00	BBB–	640,250
2,730	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	3,091,425
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/13 at 100.00	B+	1,101,771
32,970	Total Health Care			35,848,183
	Housing/Multifamily – 5.2% (3.6% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – NPFG (UB) (4)	7/15 at 100.00	AA–	4,906,488
5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)	5/13 at 100.00	AA	5,029
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	1,530,900
345	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA	371,848
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,110,320
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A, 5.000%, 11/01/42	5/20 at 100.00	Aa2	2,159,520
690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	723,258
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)	8/13 at 100.00	Aa1	1,102,508
12,170	Total Housing/Multifamily			12,909,871
	Housing/Single Family – 3.2% (2.2% of Total Investments)
2,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,343,103
735	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	763,628
850	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	899,062

Nuveen Investments	35

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$2,475	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31 (Alternative Minimum Tax)	5/13 at 100.00	Aa1	$2,478,119
1,490	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/15 at 100.00	Aaa	1,506,509
7,845	Total Housing/Single Family			7,990,421
	Long-Term Care – 3.2% (2.2% of Total Investments)
1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	1,160,415
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	630,842
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	49,320
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	396,070
1,615	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	1,631,231
355	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	5/13 at 100.00	N/R	355,746
795	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/13 at 100.00	N/R	798,585
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,965	5.500%, 7/01/18	7/16 at 101.00	N/R	1,931,359
755	5.800%, 7/01/23	7/16 at 101.00	N/R	739,575
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23	7/16 at 101.00	N/R	333,054
8,015	Total Long-Term Care			8,026,197
	Materials – 0.2% (0.2% of Total Investments)
575	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)	12/13 at 100.00	BBB	590,330
	Tax Obligation/General – 14.0% (9.5% of Total Investments)
10,000	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	11,662,500
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	475,060
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	3,325,920
6,400	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	7,198,848
1,800	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,921,266
	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012:
4,365	5.000%, 4/01/26	4/22 at 100.00	AA	5,171,870
1,915	5.000%, 4/01/29	4/22 at 100.00	AA	2,217,819
2,500	New York City, New York, General Obligation Bonds, Series 2004E, 5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	2,682,275
30,380	Total Tax Obligation/General			34,655,558

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 40.2% (27.5% of Total Investments)
$2,400	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	$2,467,200
345	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993B, 6.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	357,520
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,080,090
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993A, 5.875%, 5/15/17 – FGIC Insured	No Opt. Call	AA–	2,916,975
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C:
1,000	5.000%, 3/15/34	No Opt. Call	AAA	1,128,270
4,500	5.000%, 3/15/41	3/21 at 100.00	AAA	5,026,856
35	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	38,124
2,700	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	3,166,263
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	532,000
2,175	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.750%, 7/01/18	No Opt. Call	AA–	2,688,431
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/15 at 100.00	BBB	1,697,556
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
2,670	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	2,855,725
2,125	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	2,271,434
2,475	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	2,634,514
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	3,473,581
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012 Series E-1:
1,570	5.000%, 2/01/35	2/22 at 100.00	AAA	1,793,207
1,915	5.000%, 2/01/37	2/22 at 100.00	AAA	2,177,757
45	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23	5/13 at 100.00	AAA	45,178
3,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	4,192,370
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender Option Bond Trust 3545, 13.763%, 5/01/32 (IF)	5/19 at 100.00	AAA	3,395,256
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	2,957,750
2,800	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, SubSeries 2011D-1, 5.000%, 2/01/28	No Opt. Call	AAA	3,257,660
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/41	4/21 at 100.00	AA–	1,203,480
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	1,042,450
5,000	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	5,795,700
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,209,168

Nuveen Investments	37

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	$1,107,920
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	3,198,468
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA	7,054,320
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/29	9/20 at 100.00	AAA	1,877,456
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	6,757,821
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	3,027,750
1,045	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	1,085,671
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A:
9,000	0.000%, 8/01/33	8/29 at 100.00	A+	7,083,270
1,950	5.500%, 8/01/42	2/20 at 100.00	A+	2,004,054
21,400	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/39	No Opt. Call	AA–	4,862,936
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,516,000
117,200	Total Tax Obligation/Limited			99,980,181
	Transportation – 12.5% (8.6% of Total Investments)
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	1,673,160
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.000%, 11/15/34	11/20 at 100.00	A	2,219,800
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)	10/17 at 102.00	N/R	843,200
1,985	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/13 at 100.00	BB	1,984,881
1,550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	1,709,123
1,420	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	1,562,426
215	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	228,760
1,100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	1,187,604
3,380	New York State Thruway Authority, General Revenue Bonds, Series 2012I, 5.000%, 1/01/42	1/22 at 100.00	A+	3,715,262
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	Baa2	1,011,280
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	2,510,979
1,080	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,168,398
770	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.812%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	1,179,578

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth Series 2011, 5.000%, 1/15/41	1/21 at 100.00	AA–	$1,113,440
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
520	6.500%, 12/01/28	12/15 at 100.00	BBB–	574,044
2,500	6.000%, 12/01/36	12/20 at 100.00	BBB–	2,928,350
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (5)	6/13 at 100.00	N/R	2,228,700
995	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.250%, 11/15/22 – NPFG Insured	5/13 at 100.00	A+	999,139
1,750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.325%, 5/15/16 (IF)	No Opt. Call	AA–	2,206,225
29,105	Total Transportation			31,044,349
	U.S. Guaranteed – 8.2% (5.6% of Total Investments) (6)
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 100.00	Baa1 (6)	1,266,975
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Baa1 (6)	912,105
655	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (6)	715,005
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (6)	5,511,150
255	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (6)	278,361
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20 (ETM)	No Opt. Call	AA+ (6)	1,954,576
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	AA+ (6)	9,735,525
17,160	Total U.S. Guaranteed			20,373,697
	Utilities – 9.4% (6.4% of Total Investments)
2,200	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	2,453,000
185	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	203,772
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	3,436,536
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	3,428,414
3,380	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A	3,668,720
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	2,316,146
2,745	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	2,829,436
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	917,572
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/13 at 100.00	N/R	3,999,840
21,830	Total Utilities			23,253,436

Nuveen Investments	39

Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
NNP	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 9.4% (6.4% of Total Investments)
$1,995	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	$2,117,673
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	3,575,910
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	13,241,640
3,840	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2010C, 5.000%, 10/15/35	4/20 at 100.00	AAA	4,383,437
20,835	Total Water and Sewer			23,318,660
$358,380	Total Investments (cost $337,110,589) – 146.1%			362,925,637
	Floating Rate Obligations – (13.9)%			(34,645,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (35.8)% (7)			(89,000,000)
	Other Assets Less Liabilities – 3.6%			9,181,669
	Net Assets Applicable to Common Shares – 100%			$248,462,306

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 24.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

40	Nuveen Investments

Nuveen New York Dividend Advantage Municipal Fund
NAN	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 3.1% (2.1% of Total Investments)
$950	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$991,382
3,350	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB	3,530,130
4,300	Total Consumer Discretionary			4,521,512
	Consumer Staples – 3.0% (2.0% of Total Investments)
205	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/13 at 100.00	A3	200,211
725	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/13 at 100.00	BBB+	733,164
135	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	5/13 at 100.00	A3	133,670
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
720	4.750%, 6/01/22	6/16 at 100.00	BBB	724,802
2,625	5.000%, 6/01/26	6/16 at 100.00	BB–	2,594,891
4,410	Total Consumer Staples			4,386,738
	Education and Civic Organizations – 17.2% (11.6% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	396,990
550	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	BB+	538,703
1,725	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40	1/20 at 100.00	BBB–	2,066,740
965	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB–	1,131,887
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	124,337
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	1,678,998
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,012,990
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	759,003
700	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	782,880
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	Aa1	1,135,470
680	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Baa1	751,298
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	1,662,437
1,300	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Baa1	1,354,015
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	395,156
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	274,375
1,085	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	1,225,301
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College, Series 2004, 5.000%, 10/01/34	10/14 at 100.00	A–	337,673

Nuveen Investments	41

Nuveen New York Dividend Advantage Municipal Fund (continued)
NAN	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$335	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A, 5.000%, 12/01/28	12/16 at 100.00	BB+	$350,407
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
160	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	163,670
1,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	1,018,080
1,630	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	1,630,994
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
2,240	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	2,262,086
1,000	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	1,018,110
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	1,110,780
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	259,994
1,050	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012A, 5.250%, 9/01/33	3/22 at 100.00	A3	1,197,998
535	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	585,723
23,620	Total Education and Civic Organizations			25,226,095
	Financials – 2.3% (1.6% of Total Investments)
1,100	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,289,244
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	2,109,820
2,840	Total Financials			3,399,064
	Health Care – 18.4% (12.5% of Total Investments)
995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 – NPFG Insured	8/13 at 100.00	Baa2	999,080
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	N/R	662,475
3,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	3,846,744
200	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	219,692
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
1,505	5.500%, 7/01/17 – RAAI Insured	7/13 at 100.00	A3	1,508,958
2,000	5.500%, 7/01/27 – RAAI Insured	7/13 at 100.00	A3	2,002,560
1,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A–	1,115,700
3,160	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006, 5.000%, 7/01/35 (UB)	7/16 at 100.00	AA	3,462,760
1,245	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	1,331,303
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A3	1,051,390
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	A–	2,176,160
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A–	876,285
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	5/13 at 100.00	BB	420,441

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
$410	5.250%, 2/01/27	2/17 at 100.00	BBB–	$418,290
360	5.500%, 2/01/32	2/17 at 100.00	BBB–	368,784
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa2	858,450
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 – AMBAC Insured	4/13 at 100.00	A+	1,755,950
470	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	532,223
2,460	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39	8/13 at 100.00	N/R	2,485,855
950	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/13 at 100.00	B+	951,530
25,615	Total Health Care			27,044,630
	Housing/Multifamily – 6.6% (4.4% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA–	435,152
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB) (4)	7/15 at 100.00	AA–	2,799,839
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	765,450
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009J, 4.800%, 5/01/36	5/19 at 100.00	AA	4,264,840
290	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA	312,568
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	651,492
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	424,521
9,030	Total Housing/Multifamily			9,653,862
	Housing/Single Family – 2.6% (1.8% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)	No Opt. Call	N/R	692,911
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	1,378,296
430	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	446,749
495	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	523,571
755	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/15 at 100.00	Aaa	763,365
3,675	Total Housing/Single Family			3,804,892
	Long-Term Care – 4.8% (3.2% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41	2/15 at 100.00	AA	2,109,520
585	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	634,433
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	366,769
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	232,983

Nuveen Investments	43

Nuveen New York Dividend Advantage Municipal Fund (continued)
NAN	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$960	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	$969,648
175	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	5/13 at 100.00	N/R	175,368
440	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/13 at 100.00	N/R	441,984
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,140	5.500%, 7/01/18	7/16 at 101.00	N/R	1,120,483
635	5.800%, 7/01/23	7/16 at 101.00	N/R	622,027
325	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – NPFG Insured	8/13 at 100.00	Baa2	325,611
6,885	Total Long-Term Care			6,998,826
	Materials – 0.2% (0.2% of Total Investments)
330	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)	12/13 at 100.00	BBB	338,798
	Tax Obligation/General – 15.9% (10.8% of Total Investments)
6,590	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	7,714,913
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,427,180
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32	8/22 at 100.00	AA	1,127,833
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	4,183,590
1,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,067,370
	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012:
3,300	5.000%, 4/01/26	4/22 at 100.00	AA	3,910,005
1,025	5.000%, 4/01/29	4/22 at 100.00	AA	1,187,083
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	Aa3	870,070
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	Aa3	882,418
20,035	Total Tax Obligation/General			23,370,462
	Tax Obligation/Limited – 38.5% (26.0% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,030,200
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA–	648,428
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds, Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured	8/13 at 100.00	AA–	1,857,585
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	AAA	3,351,240
10	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	10,893
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/15 at 100.00	BBB	1,141,809
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	1,176,516
810	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	865,817
2,375	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	2,528,069
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	2,353,071
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012 Series E-1:
840	5.000%, 2/01/35	2/22 at 100.00	AAA	959,423
1,025	5.000%, 2/01/37	2/22 at 100.00	AAA	1,165,640

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$30	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 – FGIC Insured	5/13 at 100.00	AAA	$30,119
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	2,435,951
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
2,500	5.500%, 11/01/35	11/20 at 100.00	AAA	2,957,750
2,000	5.000%, 11/01/39	11/20 at 100.00	AAA	2,234,440
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, SubSeries 2011D-1, 5.250%, 2/01/30	2/21 at 100.00	AAA	1,177,160
4,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/41	4/21 at 100.00	AA–	4,813,915
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	1,042,450
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	3,391,317
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	1,295,029
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,107,920
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	1,856,254
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA	4,282,980
510	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/29	9/20 at 100.00	AAA	598,439
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,034,520
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,017,040
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	1,009,250
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W, 13.825%, 3/15/37 (IF) (4)	3/17 at 100.00	AAA	1,794,542
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33	8/29 at 100.00	A+	2,361,090
4,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/39	No Opt. Call	AA–	908,960
54,450	Total Tax Obligation/Limited			56,437,817
	Transportation – 18.0% (12.1% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA–	2,054,740
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B, 5.000%, 11/15/33	11/17 at 100.00	A	3,323,580
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.000%, 11/15/34	11/20 at 100.00	A	1,109,900
1,560	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012C, 5.000%, 11/15/41	11/22 at 100.00	A	1,722,318
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,008,143
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	84,334
2,000	5.875%, 10/01/46 (5)	10/17 at 102.00	N/R	843,200

Nuveen Investments	45

Nuveen New York Dividend Advantage Municipal Fund (continued)
NAN	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/13 at 100.00	BB	$104,994
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/13 at 100.50	N/R	1,105,000
900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	992,394
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
410	5.000%, 5/15/20 (Alternative Minimum Tax)	5/13 at 100.00	B–	409,975
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	5/13 at 100.00	B–	991,500
845	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	929,754
160	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	170,240
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	755,748
845	New York State Thruway Authority, General Revenue Bonds, Series 2012I, 5.000%, 1/01/42	1/22 at 100.00	A+	928,816
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	Baa2	505,640
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
1,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,419,249
615	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	665,338
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.812%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	674,045
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth Series 2011, 5.000%, 1/15/41	1/21 at 100.00	AA–	2,226,880
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB–	320,140
1,470	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,721,870
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.325%, 5/15/16 (IF)	No Opt. Call	AA–	1,260,700
25,090	Total Transportation			26,328,498
	U.S. Guaranteed – 1.7% (1.1% of Total Investments) (6)
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 100.00	Baa1 (6)	506,790
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Baa1 (6)	608,070
175	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (6)	191,032
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	AA– (6)	583,033
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	5/13 at 100.00	N/R (6)	558,770
2,360	Total U.S. Guaranteed			2,447,695
	Utilities – 9.3% (6.3% of Total Investments)
1,300	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	1,449,500
110	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	121,162
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	2,771,400
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	552,970

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,135	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A	$5,573,632
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	1,409,828
1,665	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	1,716,215
12,610	Total Utilities			13,594,707
	Water and Sewer – 6.3% (4.3% of Total Investments)
1,185	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	1,257,866
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	2,383,940
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2011B, 5.000%, 6/15/41	6/21 at 100.00	AAA	5,581,826
8,060	Total Water and Sewer			9,223,632
$203,310	Total Investments (cost $202,438,639) – 147.9%			216,777,228
	Floating Rate Obligations – (11.9)%			(17,465,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (37.8)% (7)			(55,360,000)
	Other Assets Less Liabilities – 1.8%			2,608,091
	Net Assets Applicable to Common Shares – 100%			$146,560,319

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	47

Nuveen New York Dividend Advantage Municipal Fund 2
NXK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.7% (1.9% of Total Investments)
$700	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$730,492
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB	2,054,852
2,650	Total Consumer Discretionary			2,785,344
	Consumer Staples – 2.5% (1.7% of Total Investments)
205	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/13 at 100.00	A3	200,211
455	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	A1	455,801
85	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/13 at 100.00	A3	84,163
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
540	4.750%, 6/01/22	6/16 at 100.00	BBB	543,602
835	5.000%, 6/01/26	6/16 at 100.00	BB–	825,423
500	5.000%, 6/01/34	6/16 at 100.00	B+	453,240
2,620	Total Consumer Staples			2,562,440
	Education and Civic Organizations – 26.0% (17.7% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	271,625
380	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	BB+	372,195
1,225	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40	1/20 at 100.00	BBB–	1,467,685
670	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB–	785,870
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	93,253
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	1,155,274
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured	No Opt. Call	N/R	1,152,850
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	Baa2	2,006,920
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,012,990
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	522,151
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	Aa2	1,670,895
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	Aa2	1,135,900
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	2,303,620
175	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	195,720
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	Aa1	2,270,940
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Baa1	309,358

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,835	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Baa1	$1,911,244
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	283,017
1,475	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	1,665,732
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/30	6/21 at 100.00	BBB+	1,025,084
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College, Series 2004, 5.000%, 10/01/34	10/14 at 100.00	A–	250,696
230	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A, 5.000%, 12/01/28	12/16 at 100.00	BB+	240,578
1,120	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	1,120,683
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,460	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,474,396
750	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	763,583
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	180,404
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	328,443
340	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB+	381,500
24,270	Total Education and Civic Organizations			26,352,606
	Financials – 2.1% (1.5% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	586,020
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	1,582,365
1,805	Total Financials			2,168,385
	Health Care – 11.2% (7.6% of Total Investments)
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	N/R	1,737,256
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	1,816,518
150	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	164,769
375	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 - RAAI Insured	7/13 at 100.00	A3	375,986
340	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	376,292
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006, 5.000%, 7/01/35 (UB)	7/16 at 100.00	AA	2,520,363
465	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	497,234
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	A–	1,632,120
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A–	1,168,380

Nuveen Investments	49

Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
NXK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	5/13 at 100.00	BB	$290,305
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
275	5.250%, 2/01/27	2/17 at 100.00	BBB–	280,561
250	5.500%, 2/01/32	2/17 at 100.00	BBB–	256,100
215	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/13 at 100.00	B+	215,346
10,480	Total Health Care			11,331,230
	Housing/Multifamily – 0.9% (0.6% of Total Investments)
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	510,300
70	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA	75,447
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	303,978
860	Total Housing/Multifamily			889,725
	Housing/Single Family – 1.6% (1.1% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	969,912
295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	306,490
340	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	359,625
1,585	Total Housing/Single Family			1,636,027
	Long-Term Care – 5.4% (3.7% of Total Investments)
440	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	477,180
2,120	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured	7/13 at 100.00	A2	2,143,850
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	249,403
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	49,320
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	163,088
665	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	671,683
310	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/13 at 100.00	N/R	311,398
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
355	5.500%, 7/01/18	7/16 at 101.00	N/R	348,922
440	5.800%, 7/01/23	7/16 at 101.00	N/R	431,011
430	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18	7/16 at 100.00	N/R	422,638
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	7/16 at 101.00	N/R	166,527
5,410	Total Long-Term Care			5,435,020
50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Materials – 0.2% (0.2% of Total Investments)
$230	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)	12/13 at 100.00	BBB	$236,132
	Tax Obligation/General – 13.2% (9.0% of Total Investments)
4,540	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	5,314,978
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F, 5.000%, 8/01/31	2/22 at 100.00	AA	1,147,160
45	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 – NPFG Insured	6/13 at 100.00	AA	45,173
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	2,217,280
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	2,924,532
750	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	800,528
835	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/29	4/22 at 100.00	AA	967,039
11,770	Total Tax Obligation/General			13,416,690
	Tax Obligation/Limited – 44.6% (30.4% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,030,200
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/31	2/22 at 100.00	AAA	3,460,830
5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	5,446
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	2,345,380
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	5,320,000
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/15 at 100.00	BBB	565,852
1,425	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/26 – AGM Insured	10/14 at 100.00	AAA	1,523,197
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25- NPFG Insured (UB) (4)	10/14 at 100.00	AAA	1,219,298
835	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	892,540
750	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	798,338
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	1,456,663
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012 Series E-1:
680	5.000%, 2/01/35	2/22 at 100.00	AAA	776,676
835	5.000%, 2/01/37	2/22 at 100.00	AAA	949,570
15	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23	5/13 at 100.00	AAA	15,059
1,200	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30	5/17 at 100.00	AAA	1,357,488
1,460	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	1,681,555
3,775	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Refunding Subordinate Lien Series 2010D, 5.000%, 11/01/25	5/20 at 100.00	AAA	4,518,029

Nuveen Investments	51

Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
NXK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/41	4/21 at 100.00	AA–	$1,203,480
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	1,042,450
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	2,341,463
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	914,138
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	1,285,099
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA	2,897,310
2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,117,892
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	1,009,250
3,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33	8/29 at 100.00	A+	2,754,605
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/39	No Opt. Call	AA–	1,817,920
47,865	Total Tax Obligation/Limited			45,299,728
	Transportation – 20.3% (13.8% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B, 5.000%, 11/15/33	11/17 at 100.00	A	2,769,650
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.000%, 11/15/34	11/20 at 100.00	A	1,109,900
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,434,388
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)	10/17 at 102.00	N/R	632,400
125	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/13 at 100.00	BB	124,993
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/13 at 100.50	N/R	1,105,000
650	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	716,729
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
45	5.000%, 5/15/20 (Alternative Minimum Tax)	5/13 at 100.00	B–	44,997
750	5.125%, 5/15/30 (Alternative Minimum Tax)	5/13 at 100.00	B–	743,625
585	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	643,676
300	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	323,892
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	Baa2	3,438,352

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
$1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	$1,091,730
280	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	302,918
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.812%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	474,895
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth Series 2011, 5.000%, 1/15/41	1/21 at 100.00	AA–	2,226,880
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
210	6.500%, 12/01/28	12/15 at 100.00	BBB–	231,825
1,030	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,206,480
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	989,914
750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.325%, 5/15/16 (IF)	No Opt. Call	AA–	945,525
19,465	Total Transportation			20,557,769
	U.S. Guaranteed – 0.6% (0.4% of Total Investments) (6)
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Baa1 (6)	506,725
120	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (6)	130,993
620	Total U.S. Guaranteed			637,718
	Utilities – 9.0% (6.1% of Total Investments)
75	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	82,610
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,884,552
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,880,098
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	269,693
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	1,104,510
1,000	5.000%, 5/01/38	5/21 at 100.00	A	1,085,420
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	906,318
1,125	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	1,159,605
750	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/13 at 100.00	N/R	749,970
8,500	Total Utilities			9,122,776

Nuveen Investments	53

Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
NXK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 6.4% (4.3% of Total Investments)
$820	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	$870,422
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2011B, 5.000%, 6/15/41	6/21 at 100.00	AAA	5,581,826
5,695	Total Water and Sewer			6,452,248
$143,825	Total Investments (cost $139,560,284) – 146.7%			148,883,838
	Floating Rate Obligations – (12.0)%			(12,150,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (37.3)% (7)			(37,890,000)
	Other Assets Less Liabilities – 2.6%			2,637,290
	Net Assets Applicable to Common Shares – 100%			$101,481,128

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.4%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

54	Nuveen Investments

Nuveen New York AMT-Free Municipal Income Fund
NRK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.6% (1.7% of Total Investments)
$1,210	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/13 at 100.00	A3	$1,181,734
2,290	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	A1	2,294,030
975	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/13 at 100.00	BBB+	985,979
32,925	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	B+	29,099,444
37,400	Total Consumer Staples			33,561,187
	Education and Civic Organizations – 26.6% (17.5% of Total Investments)
1,475	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St. Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured	7/13 at 100.00	N/R	1,480,236
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,950,270
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	5,245,040
9,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A–	10,528,564
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	N/R	4,848,068
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	A–	6,913,140
7,780	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	Baa2	7,806,919
10,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	10,129,900
6,660	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	7,170,156
10,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	10,951,400
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	Aa2	6,872,485
7,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	Aa2	8,354,475
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	Aa2	1,135,900
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
2,000	5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	N/R	2,243,860
2,525	5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	N/R	2,716,572
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005, 5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	Baa2	1,195,713
19,180	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	22,091,716
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA–	1,155,830
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA–	6,959,703
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	A2	3,286,050
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.250%, 7/01/29	7/19 at 100.00	Baa2	1,060,300

Nuveen Investments	55

Nuveen New York AMT-Free Municipal Income Fund (continued)
NRK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	$978,600
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 1998A, 6.000%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	4,074,623
3,415	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	3,808,169
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34	7/19 at 100.00	AA–	11,757,800
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,401,379
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	15,274,710
3,115	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	AA–	3,611,126
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	3,197,012
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,726,600
14,795	5.000%, 7/01/40	7/20 at 100.00	Aa1	16,799,279
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	3,059,550
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,466,780
1,250	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Refunding Series 2009A, 5.125%, 7/01/39	No Opt. Call	AA–	1,413,200
6,435	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured	7/15 at 100.00	AA–	7,012,026
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College Project, Series 2013A, 5.000%, 7/01/39	7/23 at 100.00	A2	1,110,530
5,520	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.261%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	6,102,139
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace Mann School, Series 1998, 5.000%, 7/01/28 – NPFG Insured	7/13 at 100.00	Baa2	7,274,433
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity Episcopal School, Series 1997, 5.250%, 6/15/27 – NPFG Insured	6/13 at 100.00	Baa2	4,790,567
3,155	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A, 5.000%, 12/01/28	12/16 at 100.00	BB+	3,300,098
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009:
1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	1,156,410
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	1,159,550
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	7,021,426
5,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	5,114,700
1,030	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	1,030,628
11,000	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	11,179,850
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	5,829,347
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	4,463,612
31,650	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	32,801,427
20,210	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	20,409,271

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$6,560	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured	7/14 at 100.00	AA	$6,846,278
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	3,776,652
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35	5/22 at 100.00	BBB+	653,688
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	1,086,280
1,750	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012, 5.000%, 7/01/42	7/22 at 100.00	Baa2	1,877,890
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/36	12/21 at 100.00	Aa3	1,143,100
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	A2	1,598,250
1,000	5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	A2	1,124,810
4,000	5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	4,509,840
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	4,050,797
317,270	Total Education and Civic Organizations			347,088,724
	Financials – 1.6% (1.1% of Total Investments)
18,400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	21,565,536
	Health Care – 6.8% (4.5% of Total Investments)
5,315	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30	11/20 at 100.00	A3	6,373,854
2,495	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AA+	3,031,250
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A:
2,800	5.125%, 2/01/22 – AMBAC Insured	5/13 at 100.00	N/R	2,809,744
3,000	5.000%, 2/01/31 – AMBAC Insured	5/13 at 100.00	N/R	3,009,540
8,230	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	9,296,197
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004:
9,330	5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	N/R	9,889,427
425	5.000%, 8/01/33 – FGIC Insured	2/15 at 100.00	N/R	449,344
8,035	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	N/R	8,616,573
2,250	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	2,404,215
5,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A–	5,578,500
2,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	2,213,480
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B:
3,865	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA–	4,408,264
3,500	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA–	3,868,375
9,825	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	10,506,069
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured	7/20 at 100.00	A–	1,042,812

Nuveen Investments	57

Nuveen New York AMT-Free Municipal Income Fund (continued)
NRK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa2	$2,251,181
6,540	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	7,405,831
4,850	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	5,729,354
80,235	Total Health Care			88,884,010
	Housing/Multifamily – 2.6% (1.7% of Total Investments)
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A:
1,000	5.000%, 5/01/40	5/20 at 100.00	AA–	1,087,880
1,000	5.000%, 5/01/45 – AGM Insured	5/20 at 100.00	AA–	1,088,540
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
4,600	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	4,855,990
4,600	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	5,058,206
18,865	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB) (4)	7/15 at 100.00	AA–	20,432,870
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA	1,120,933
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	488,619
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
70	6.100%, 11/01/15 – AGM Insured	5/13 at 100.00	AA–	70,339
390	6.125%, 11/01/20 – AGM Insured	5/13 at 100.00	AA–	390,987
32,015	Total Housing/Multifamily			34,594,364
	Long-Term Care – 0.1% (0.0% of Total Investments)
800	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	867,600
	Tax Obligation/General – 12.0% (7.9% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program, Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – NPFG Insured	10/15 at 100.00	Aa3	3,236,340
2,500	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	2,500,947
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A2	2,183,500
1,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%, 10/01/29 – AGC Insured	10/19 at 100.00	AA–	1,122,160
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 – NPFG Insured	No Opt. Call	A+	240,710
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,425,180
3,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	3,640,770
7,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F, 5.000%, 8/01/31	2/22 at 100.00	AA	8,030,120
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,157,870
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,308,720
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1:
5,000	5.000%, 10/01/28	10/22 at 100.00	AA	5,860,300
2,000	5.000%, 10/01/32	No Opt. Call	AA	2,306,420
3,300	5.000%, 10/01/33	10/22 at 100.00	AA	3,790,941

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series C:
$4,610	5.000%, 8/01/25	8/22 at 100.00	AA	$5,520,521
7,190	5.000%, 8/01/28	8/22 at 100.00	AA	8,407,986
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
3,600	5.000%, 3/01/33	3/23 at 100.00	AA	4,155,480
3,400	5.000%, 3/01/31 (WI/DD, Settling 4/04/13)	3/23 at 100.00	AA	3,944,238
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
135	5.125%, 8/01/25 – NPFG Insured	5/13 at 100.00	AA	135,548
70	5.375%, 8/01/27 – NPFG Insured	5/13 at 100.00	AA	70,270
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5	5.250%, 8/01/15 – AGM Insured	6/13 at 100.00	AA	5,021
5	5.000%, 8/01/16 – FGIC Insured	6/13 at 100.00	AA	5,020
10,330	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	11,230,260
750	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA	828,968
9,885	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/29	10/21 at 100.00	AA	11,387,915
	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012:
8,700	5.000%, 4/01/26	4/22 at 100.00	AA	10,308,195
6,225	5.000%, 4/01/29	4/22 at 100.00	AA	7,209,359
	New York City, New York, General Obligation Bonds, Series 2004E:
12,550	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	13,465,022
7,850	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	8,422,344
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 – AGM Insured	6/15 at 100.00	AA–	1,791,669
1,815	5.000%, 6/15/18 – AGM Insured	6/15 at 100.00	AA–	1,992,434
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA–	1,121,318
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA–	1,170,950
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA–	1,210,483
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA–	1,248,442
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA–	1,280,794
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA–	1,016,757
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	Aa3	909,842
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	Aa3	917,648
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	Aa3	914,960
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	Aa3	905,740
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	Aa3	916,376
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	Aa3	917,902
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	Aa3	911,985
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York, General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured	No Opt. Call	Aa2	1,371,321
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series 2005, 5.000%, 10/01/16 – AGM Insured	10/15 at 100.00	Aa3	1,800,711
7,635	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	BBB+	8,261,681
	Yonkers, New York, General Obligation Bonds, Series 2005B:
2,190	5.000%, 8/01/19 – NPFG Insured	8/15 at 100.00	BBB+	2,329,919
2,305	5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	BBB+	2,443,692
137,537	Total Tax Obligation/General			156,334,749

Nuveen Investments	59

Nuveen New York AMT-Free Municipal Income Fund (continued)
NRK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 60.2% (39.6% of Total Investments)
$2,330	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured	7/13 at 100.00	N/R	$2,339,273
165	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured	5/13 at 100.00	N/R	165,619
1,645	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured	No Opt. Call	Aa3	1,668,326
2,265	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA–	2,489,303
1,095	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program – Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured	7/13 at 100.00	N/R	1,099,588
9,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured	7/13 at 100.00	Baa2	9,182,495
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – AGM Insured	5/13 at 100.00	AA–	1,049,211
1,100	5.250%, 8/15/21 – AGM Insured	5/13 at 100.00	AA–	1,104,389
365	5.250%, 8/15/22 – AGM Insured	5/13 at 100.00	AA–	366,445
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AA–	2,123,580
1,000	Dormitory Authority of the State of New York, Master Lease Program Revenue Bonds, Nassau County Board of Cooperative Educational Services, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	1,130,510
10,840	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	11,480,752
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1:
5,315	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	5,768,688
4,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	5,092,624
65	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	5/13 at 100.00	A+	65,262
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured	10/19 at 100.00	AA–	1,166,370
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured	No Opt. Call	AA–	4,634,360
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured	No Opt. Call	Aa3	1,183,730
4,115	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA–	4,737,311
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C:
8,545	5.000%, 3/15/34	No Opt. Call	AAA	9,641,067
50,170	5.000%, 3/15/41	3/21 at 100.00	AAA	56,043,905
18,385	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/31	2/22 at 100.00	AAA	21,209,120
155	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	168,834
3,540	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA–	4,198,192
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	5/19 at 100.00	AA–	11,406,623
5,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA–	5,897,701
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2007A:
5,980	5.750%, 5/01/27 – AGM Insured (UB)	5/17 at 100.00	AA–	6,925,318
21,030	5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA–	24,354,423

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
$19,730	5.750%, 2/15/47	2/21 at 100.00	A	$23,137,174
1,850	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA–	2,029,191
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
51,590	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	54,891,760
4,200	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA–	4,475,562
4,830	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 5.000%, 11/15/29	11/22 at 100.00	AA	5,701,284
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,000	5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA–	1,236,060
9,000	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA–	11,124,540
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/15 at 100.00	BBB	565,852
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series 2004H, 5.250%, 11/15/13 – AMBAC Insured	No Opt. Call	AAA	4,976,505
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	3,636,504
10,090	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	10,791,860
1,040	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,111,666
6,785	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	7,252,555
300	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	319,335
21,610	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	23,002,765
5,155	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	5,477,342
4,500	5.000%, 10/15/32 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	4,781,385
9,000	5.000%, 10/15/32 – AGM Insured	10/14 at 100.00	AAA	9,562,770
10,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	11,698,124
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012 Series E-1:
5,100	5.000%, 2/01/35	2/22 at 100.00	AAA	5,825,067
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	7,079,132
16,655	5.000%, 2/01/42	2/22 at 100.00	AAA	18,627,285
40,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.000%, 5/01/39	5/22 at 100.00	AAA	44,951,600
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2001B, 5.250%, 5/01/16 – NPFG Insured	6/13 at 100.00	AAA	5,021
155	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	5/13 at 100.00	AAA	155,648
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured	2/14 at 100.00	AAA	5,201
3,800	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30	5/17 at 100.00	AAA	4,298,712
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series 2009A-1, 5.000%, 5/01/36	5/19 at 100.00	AAA	5,674,900
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
10,000	5.500%, 11/01/35	11/20 at 100.00	AAA	11,831,000
8,000	5.000%, 11/01/39	11/20 at 100.00	AAA	8,937,760
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, SubSeries 2011D-1:
2,000	5.250%, 2/01/30	2/21 at 100.00	AAA	2,354,320
1,480	5.000%, 2/01/35	2/21 at 100.00	AAA	1,669,425

Nuveen Investments	61

Nuveen New York AMT-Free Municipal Income Fund (continued)
NRK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
$18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	$22,539,648
4,000	5.750%, 4/01/41	4/21 at 100.00	AA–	4,813,920
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
2,890	13.619%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	3,358,209
12,940	13.605%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	14,543,395
8,250	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured (UB)	No Opt. Call	AAA	9,137,123
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A:
2,000	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	AA	2,095,560
1,000	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	1,047,580
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
30,795	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	38,792,462
6,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	7,312,272
4,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	4,796,820
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,877,456
1,195	5.000%, 3/15/30	9/20 at 100.00	AAA	1,408,212
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
35,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	35,302,050
2,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	2,017,200
14,865	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	14,991,650
1,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	1,513,875
665	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 5.250%, 1/01/14 – AGM Insured	No Opt. Call	AA–	690,616
2,175	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 5.600%, 4/01/15 – NPFG Insured	No Opt. Call	AA–	2,278,530
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 5.700%, 4/01/20 – AGM Insured (UB)	No Opt. Call	AA–	10,332,212
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	2,077,840
3,325	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA–	3,467,343
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
3,000	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA–	3,125,160
11,000	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	12,342,220
7,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	7,764,525
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A:
2,000	0.000%, 8/01/33	8/29 at 100.00	A+	1,574,060
7,000	5.000%, 8/01/40 – AGM Insured	2/20 at 100.00	AA–	7,172,690
6,765	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	7,011,449
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C:
22,000	0.000%, 8/01/37	No Opt. Call	AA–	5,697,340
46,150	0.000%, 8/01/39	No Opt. Call	AA–	10,487,126

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
$11,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	$2,162,160
13,520	0.000%, 8/01/42 – NPFG Insured	No Opt. Call	AA–	2,483,624
25,395	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	4,104,848
9,250	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,402,300
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	28,583,507
99,130	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	13,125,803
1,090	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured	10/13 at 100.00	Baa2	1,094,022
1,075,425	Total Tax Obligation/Limited			786,405,131
	Transportation – 10.8% (7.1% of Total Investments)
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/29	No Opt. Call	A	573,400
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA–	4,109,480
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
4,500	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA–	4,889,790
10,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	10,709,000
7,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B, 4.500%, 11/15/36 – AGM Insured	11/16 at 100.00	AA–	7,906,861
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	A	1,100,300
5,195	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012C, 5.000%, 11/15/41	11/22 at 100.00	A	5,735,540
16,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B, 5.000%, 11/15/30 (WI/DD, Settling 4/02/13)	5/23 at 100.00	A	18,361,586
8,055	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	8,862,917
3,420	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	3,924,416
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
10,910	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	11,749,306
12,100	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	12,874,400
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
5,800	5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	6,261,912
3,000	5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–	3,238,920
7,615	New York State Thruway Authority, General Revenue Bonds, Series 2012I, 5.000%, 1/01/42	1/22 at 100.00	A+	8,370,332
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,580	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AA–	2,857,660
4,625	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	5,049,251
5,760	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	6,231,456
4,185	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.812%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	6,411,085
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
5,480	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	6,954,778
5,070	5.250%, 11/15/22 – NPFG Insured	5/13 at 100.00	A+	5,091,091
127,460	Total Transportation			141,263,481

Nuveen Investments	63

Nuveen New York AMT-Free Municipal Income Fund (continued)
NRK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 9.0% (5.9% of Total Investments) (5)
	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986:
$1,520	7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	$1,695,454
485	7.375%, 7/01/16 – BIGI Insured (ETM)	No Opt. Call	Aaa	540,984
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1:
2,765	5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (5)	2,798,982
5,760	5.000%, 7/01/22 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (5)	5,830,790
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series 2003, 5.000%, 7/01/32 (Pre-refunded 7/01/13) – RAAI Insured	7/13 at 100.00	A– (5)	1,012,160
500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa	502,360
750	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 100.00	Baa1 (5)	760,185
7,480	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 (Pre-refunded 8/15/14) – AGM Insured	8/14 at 100.00	AA– (5)	7,958,047
2,885	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (5)	3,149,295
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)	10/13 at 100.81	Baa1 (5)	534,320
5,200	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	AA– (5)	5,512,312
35	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	No Opt. Call	AA (5)	37,472
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 (Pre-refunded 9/01/13) – CIFG Insured	9/13 at 100.00	A (5)	2,673,815
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	5/13 at 100.00	N/R (5)	986,986
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
5,090	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	5,681,916
11,000	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	12,193,060
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
8,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (5)	8,573,600
5,750	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (5)	6,162,275
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	5/13 at 100.00	AA+ (5)	10,157,600
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	5/13 at 100.00	AA+ (5)	4,609,350
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
3,000	5.000%, 11/15/18 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	3,090,690
1,500	4.750%, 11/15/21 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	1,542,990
1,500	4.750%, 11/15/22 (Pre-refunded 11/15/13) – AMBAC Insured	11/13 at 100.00	AAA	1,542,990
850	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 (Pre-refunded 6/15/14) – AMBAC Insured	6/14 at 100.00	Aa1 (5)	899,190
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Refunding Bonds, Fiscal Series 2003E, 5.000%, 6/15/34 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	10,103,400
7,340	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured	2/14 at 100.00	AAA	7,636,903
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (5)	545,805
9,395	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	AAA	10,314,771
110,875	Total U.S. Guaranteed			117,047,702

64	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 11.1% (7.3% of Total Investments)
$2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	$2,731,750
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	3,195,900
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,151,036
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–	5,826,560
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–	5,549,280
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	13,138,200
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA–	6,196,500
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA–	8,826,750
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA–	5,592,900
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
21,830	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	24,199,865
27,015	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	29,876,969
11,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	12,165,340
2,750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	2,966,618
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	3,896,036
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A	5,427,100
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured	5/13 at 100.00	A–	5,009,050
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24	No Opt. Call	BB+	6,706,245
2,635	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	2,948,539
162,535	Total Utilities			145,404,638
	Water and Sewer – 8.6% (5.7% of Total Investments)
800	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40	No Opt. Call	AAA	945,632
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	11,919,700
19,660	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	21,694,220
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37	6/17 at 100.00	AA+	5,552,450
12,365	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	13,648,735
19,455	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	21,195,639
11,455	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured	6/14 at 100.00	AAA	12,009,307
3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2010C, 5.000%, 10/15/35	4/20 at 100.00	AAA	4,389,144
3,095	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	3,516,168
14,700	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured (UB)	6/15 at 100.00	AAA	16,139,130

Nuveen Investments	65

Nuveen New York AMT-Free Municipal Income Fund (continued)
NRK	Portfolio of Investments
March 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds, Series 2000, 0.000%, 4/01/23 – AMBAC Insured	No Opt. Call	A1	$1,659,053
102,605	Total Water and Sewer			112,669,178
$2,202,557	Total Investments (cost $1,863,602,104) – 152.0%			1,985,686,300
	Floating Rate Obligations – (10.6)%			(138,905,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (2.1)% (6)			(27,680,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (3.9)% (7)			(50,700,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (37.4)% (8)			(488,800,000)
	Other Assets Less Liabilities – 2.0%			26,579,777
	Net Assets Applicable to Common Shares – 100%			$1,306,181,077

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 1.4%.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 2.6%.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 24.6%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

66	Nuveen Investments

Statement of
Assets & Liabilities

March 31, 2013 (Unaudited)

					New York
	New York		New York		Performance
	Value		Value 2		Plus
	(NNY	)	(NYV	)	(NNP	)
Assets
Investments, at value (cost $145,046,470, $32,705,238 and $337,110,589, respectively)	$155,576,784		$37,840,869		$362,925,637
Cash	—		94,783		1,824,684
Receivables:
Interest	2,108,387		612,505		4,900,439
Investments sold	2,301,252		—		2,441,984
Deferred offering costs	—		—		1,101,098
Other assets	7,068		496		137,294
Total assets	159,993,491		38,548,653		373,331,136
Liabilities
Cash overdraft	69,330		—		—
Floating rate obligations	3,255,000		—		34,645,000
Unrealized depreciation on swaps	—		81,419		—
Payables:
Common share dividends	443,644		118,595		908,234
Interest	—		—		—
Investments purchased	—		—		—
Offering costs	—		—		—
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		—
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	—		—		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		—		89,000,000
Accrued expenses:
Management fees	65,525		19,465		192,573
Directors/Trustees fees	924		226		44,391
Reorganization	—		—		—
Other	61,525		21,009		78,632
Total liabilities	3,895,948		240,714		124,868,830
Net assets applicable to Common shares	$156,097,543		$38,307,939		$248,462,306
Common shares outstanding	15,191,165		2,349,612		15,063,511
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$10.28		$16.30		$16.49
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$151,912		$23,496		$150,635
Paid-in surplus	144,979,430		33,590,704		220,047,207
Undistributed (Over-distribution of) net investment income	401,026		223,888		2,769,468
Accumulated net realized gain (loss)	34,861		(584,361)		(320,052)
Net unrealized appreciation (depreciation)	10,530,314		5,054,212		25,815,048
Net assets applicable to Common shares	$156,097,543		$38,307,939		$248,462,306
Authorized shares:
Common	250,000,000		Unlimited		200,000,000
Preferred	N/A		N/A		950,000

See accompanying notes to financial statements.

Nuveen Investments	67

Statement of
Assets & Liabilities (continued)

March 31, 2013 (Unaudited)

	New York		New York		New York
	Dividend		Dividend		AMT-Free
	Advantage		Advantage 2		Income
	(NAN	)	(NXK	)	(NRK	)
Assets
Investments, at value (cost $202,438,639, $139,560,284 and $1,863,602,104, respectively)	$216,777,228		$148,883,838		$1,985,686,300
Cash	—		203,295		1,431,252
Receivables:
Interest	3,076,294		2,117,519		25,609,378
Investments sold	85,000		504,885		26,011,779
Deferred offering costs	634,531		357,019		3,393,554
Other assets	29,689		12,483		556,551
Total assets	220,602,742		152,079,039		2,042,688,814
Liabilities
Cash overdraft	252,640		—		—
Floating rate obligations	17,465,000		12,150,000		138,905,000
Unrealized depreciation on swaps	—		—		—
Payables:
Common share dividends	554,773		366,728		371,474
Interest	120,334		80,517		92,866
Investments purchased	—		—		26,423,140
Offering costs	129,791		—		3,789
MuniFund Term Preferred (MTP) Shares, at liquidation value	55,360,000		37,890,000		27,680,000
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	—		—		50,700,000
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		—		488,800,000
Accrued expenses:
Management fees	114,164		79,580		998,434
Directors/Trustees fees	1,196		826		189,344
Reorganization	—		—		1,928,359
Other	44,525		30,260		415,331
Total liabilities	74,042,423		50,597,911		736,507,737
Net assets applicable to Common shares	$146,560,319		$101,481,128		$1,306,181,077
Common shares outstanding	9,265,330		6,488,516		87,618,504
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$15.82		$15.64		$14.91
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$92,653		$64,885		$876,185
Paid-in surplus	131,191,709		92,005,588		1,168,243,120
Undistributed (Over-distribution of) net investment income	1,065,957		147,671		3,445,415
Accumulated net realized gain (loss)	(128,589)		(60,570)		11,532,161
Net unrealized appreciation (depreciation)	14,338,589		9,323,554		122,084,196
Net assets applicable to Common shares	$146,560,319		$101,481,128		$1,306,181,077
Authorized shares:
Common	Unlimited		Unlimited		Unlimited
Preferred	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

68	Nuveen Investments

Statement of
Operations
Six Months Ended March 31, 2013
(Unaudited)

			New York	New York	New York	New York
	New York	New York	Performance	Dividend	Dividend	AMT-Free
	Value	Value 2	Plus	Advantage	Advantage 2	Income
	(NNY )	(NYV )	(NNP )	(NAN )	(NXK )	(NRK )
Investment Income	$3,561,898	$1,055,325	$8,250,836	$4,934,241	$3,317,308	$7,272,504
Expenses
Management fees	395,899	114,932	1,141,735	677,088	472,242	887,228
Shareholder servicing agent fees and expenses	12,563	94	12,270	11,523	8,714	15,092
Interest expense and amortization of offering costs	6,997	—	221,688	908,181	599,625	916,849
Liquidity fees	—	—	458,268	—	—	225,233
Remarketing fees	—	—	44,995	—	—	28,513
Custodian fees and expenses	17,179	5,660	33,091	21,409	18,253	31,543
Directors/Trustees fees and expenses	2,285	698	4,594	2,812	2,000	3,904
Professional fees	12,596	10,424	21,917	18,701	16,338	19,483
Shareholder reporting expenses	18,594	4,816	22,939	19,231	12,882	58,790
Stock exchange listing fees	4,260	159	4,243	19,179	7,907	7,706
Investor relations expenses	8,469	1,945	13,486	9,232	7,196	5,770
Reorganization expenses	—	—	—	—	—	391,638
Other expenses	5,359	2,198	23,283	21,219	16,339	20,329
Total expenses	484,201	140,926	2,002,509	1,708,575	1,161,496	2,612,078
Net investment income (loss)	3,077,697	914,399	6,248,327	3,225,666	2,155,812	4,660,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	67,461	17,704	110,656	91,139	11,021	12,025,716
Change in net unrealized appreciation (depreciation) of:
Investments	(1,883,817)	(427,351)	(4,506,649)	(2,329,527)	(1,579,647)	(21,561,388)
Swaps	—	144,738	—	—	—	—
Net realized and unrealized gain (loss)	(1,816,356)	(264,909)	(4,395,993)	(2,238,388)	(1,568,626)	(9,535,672)
Net increase (decrease) in net assets applicable to Common shares from operations	$1,261,341	$649,490	$1,852,334	$987,278	$587,186	$(4,875,246)

See accompanying notes to financial statements.

Nuveen Investments	69

Statement of
Changes in Net Assets (Unaudited)

	New York Value (NNY)		New York Value 2 (NYV)		New York Performance Plus (NNP)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12
Operations
Net investment income (loss)	$3,077,697	$6,383,358	$914,399	$1,683,539	$6,248,327	$12,923,555
Net realized gain (loss) from:
Investments	67,461	176,773	17,704	107,680	110,656	715,122
Swaps	—	—	—	(496,286)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(1,883,817)	7,141,141	(427,351)	2,341,526	(4,506,649)	14,379,139
Swaps	—	—	144,738	306,743	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	1,261,341	13,701,272	649,490	3,943,202	1,852,334	28,017,816
Distributions to Common Shareholders
From net investment income	(3,067,740)	(6,356,338)	(789,470)	(1,577,484)	(6,531,746)	(13,265,348)
From accumulated net realized gains	(229,332)	—	—	—	(587,477)	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(3,297,072)	(6,356,338)	(789,470)	(1,577,484)	(7,119,223)	(13,265,348)
Capital Share Transactions
Common shares:
Issued in the Reorganizations(1)	—	—	—	—	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	154,748	79,085	13,897	28,388	303,049	101,538
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	154,748	79,085	13,897	28,388	303,049	101,538
Net increase (decrease) in net assets applicable to Common shares	(1,880,983)	7,424,019	(126,083)	2,394,106	(4,963,840)	14,854,006
Net assets applicable to Common shares at the beginning of period	157,978,526	150,554,507	38,434,022	36,039,916	253,426,146	238,572,140
Net assets applicable to Common shares at the end of period	$156,097,543	$157,978,526	$38,307,939	$38,434,022	$248,462,306	$253,426,146
Undistributed (Over-distribution of) net investment income at the end of period	$401,026	$391,069	$223,888	$98,959	$2,769,468	$3,052,887

(1) Refer to Footnote 8 – Fund Reorganizations for further details.

See accompanying notes to financial statements.

70	Nuveen Investments

	New York		New York		New York
	Dividend Advantage (NAN)		Dividend Advantage 2 (NXK)		AMT-Free Income (NRK)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12
Operations
Net investment income (loss)	$3,225,666	$6,772,762	$2,155,812	$4,657,528	$4,660,426	$2,325,727
Net realized gain (loss) from:
Investments	91,139	263,666	11,021	173,499	12,025,716	59,743
Swaps	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(2,329,527)	10,658,485	(1,579,647)	6,934,212	(21,561,388)	1,557,950
Swaps	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	987,278	17,694,913	587,186	11,765,239	(4,875,246)	3,943,420
Distributions to Common Shareholders
From net investment income	(3,558,813)	(7,282,550)	(2,484,453)	(5,177,836)	(1,388,749)	(2,461,605)
From accumulated net realized gains	(285,372)	(54,665)	(148,587)	—	(74,697)	(36,118)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(3,844,185)	(7,337,215)	(2,633,040)	(5,177,836)	(1,463,446)	(2,497,723)
Capital Share Transactions
Common shares:
Issued in the Reorganizations(1)	—	—	—	—	1,258,369,560	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	—	—	10,707	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	—	1,258,380,267	—
Net increase (decrease) in net assets applicable to Common shares	(2,856,907)	10,357,698	(2,045,854)	6,587,403	1,252,041,575	1,445,697
Net assets applicable to Common shares at the beginning of period	149,417,226	139,059,528	103,526,982	96,939,579	54,139,502	52,693,805
Net assets applicable to Common shares at the end of period	$146,560,319	$149,417,226	$101,481,128	$103,526,982	$1,306,181,077	$54,139,502
Undistributed (Over-distribution of) net investment income at the end of period	$1,065,957	$1,399,104	$147,671	$476,312	$3,445,415	$173,738

(1) Refer to Footnote 8 – Fund Reorganizations for further details.

See accompanying notes to financial statements.

Nuveen Investments	71

Statement of
Cash Flows
Six Months Ended March 31, 2013
(Unaudited)

	New York	New York
	Performance	Dividend
	Plus	Advantage
	(NNP )	(NAN )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$1,852,334	$987,278
Adjustments to reconcile the net increase (decrease) in net assets applicable to
Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(34,586,383)	(12,852,745)
Proceeds from sales and maturities of investments	32,456,565	11,280,416
Assets and (Liabilities) acquired in the Reorganization, net	—	—
Amortization (Accretion) of premiums and discounts, net	281,124	225,742
(Increase) Decrease in:
Receivable for interest	242,121	77,944
Receivable for investments sold	(599,788)	(85,000)
Other assets	(12,359)	(14,099)
Increase (Decrease) in:
Payable for interest	—	(1)
Payable for investments purchased	—	—
Accrued management fees	4,840	2,801
Accrued Directors/Trustees fees	1,946	(86)
Accrued reorganization expenses	—	—
Accrued other expenses	(18,718)	(19,512)
Net realized (gain) loss from:
Investments	(110,656)	(91,139)
Paydowns	—	—
Change in net unrealized (appreciation) depreciation of investments	4,506,649	2,329,527
Taxes paid on undistributed capital gains	(3,019)	(14,516)
Net cash provided by (used in) operating activities	4,014,656	1,826,610
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	20,383	140,847
Increase (Decrease) in:
Cash overdraft balance	—	252,640
Floating rate obligations	—	(270,000)
Payable for offering costs	—	(4,901)
VMTP Shares, at liquidation value	—	—
VRDP Shares, at liquidation value	—	—
Cash distributions paid to Common shareholders	(6,839,055)	(3,866,185)
Net cash provided by (used in) financing activities	(6,818,672)	(3,747,599)
Net Increase (Decrease) in Cash	(2,804,016)	(1,920,989)
Cash at the beginning of period	4,628,700	1,920,989
Cash at the End of Period	$1,824,684	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consists of reinvestments of Common share distributions as follows:

New York		New York
Performance		Dividend
Plus		Advantage
(NNP	)	(NAN	)
$303,049		$—

Cash paid for interest (excluding amortization of offering costs) was as follows:

New York		New York
Performance		Dividend
Plus		Advantage
(NNP	)	(NAN	)
$201,306		$767,334

See accompanying notes to financial statements.

72	Nuveen Investments

	New York	New York
	Dividend	AMT-Free
	Advantage 2	Income
	(NXK )	(NRK )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$587,186	$(4,875,246)
Adjustments to reconcile the net increase (decrease) in net assets applicable to
Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(15,145,047)	(55,950,208)
Proceeds from sales and maturities of investments	14,233,535	40,599,450
Assets and (Liabilities) acquired in the Reorganization, net	—	(502,179,068)
Amortization (Accretion) of premiums and discounts, net	207,978	(294,235)
(Increase) Decrease in:
Receivable for interest	49,368	(24,634,557)
Receivable for investments sold	(504,885)	(26,011,779)
Other assets	(4,255)	(549,758)
Increase (Decrease) in:
Payable for interest	—	34,046
Payable for investments purchased	(1,139,787)	26,423,140
Accrued management fees	1,876	956,989
Accrued Directors/Trustees fees	(61)	188,826
Accrued reorganization expenses	—	1,928,359
Accrued other expenses	(23,577)	366,878
Net realized (gain) loss from:
Investments	(11,021)	(12,025,716)
Paydowns	—	(658)
Change in net unrealized (appreciation) depreciation of investments	1,579,647	21,561,388
Taxes paid on undistributed capital gains	(8,721)	(4,917)
Net cash provided by (used in) operating activities	(177,764)	(534,467,066)
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	85,387	(3,050,822)
Increase (Decrease) in:
Cash overdraft balance	—	—
Floating rate obligations	—	—
Payable for offering costs	—	(2,036)
VMTP Shares, at liquidation value	—	50,700,000
VRDP Shares, at liquidation value	—	488,800,000
Cash distributions paid to Common shareholders	(2,679,134)	(1,278,844)
Net cash provided by (used in) financing activities	(2,593,747)	535,168,298
Net Increase (Decrease) in Cash	(2,771,511)	701,232
Cash at the beginning of period	2,974,806	730,020
Cash at the End of Period	$203,295	$1,431,252

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consists of reinvestments of Common share distributions as follows:

New York		New York
Dividend		AMT-Free
Advantage 2		Income
(NXK	)	(NRK	)
$—		$10,707

Cash paid for interest (excluding amortization of offering costs) was as follows:

New York		New York
Dividend		AMT-Free
Advantage 2		Income
(NXK	)	(NRK	)
$514,238		$803,459

See accompanying notes to financial statements.

Nuveen Investments	73

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations				Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired	Initial Offering Costs	Ending Common Share Net Asset Value	Ending Market Value
New York Value (NNY)
Year Ended 9/30:
2013(d)	$10.41	$.20		$(.11)	$.09	$(.20)	$(.02)	$(.22)	$—	$—	$10.28	$10.12
2012	9.93	.42		.48	.90	(.42)	—	(.42)	—	—	10.41	10.55
2011	10.02	.43		(.08)	.35	(.43)	(.01)	(.44)	—	—	9.93	9.47
2010	9.91	.42		.14	.56	(.43)	(.02)	(.45)	—	—	10.02	9.88
2009	9.28	.43		.73	1.16	(.43)	(.10)	(.53)	—	—	9.91	9.51
2008	9.94	.43		(.65)	(.22)	(.43)	(.01)	(.44)	—	—	9.28	9.01

New York Value 2 (NYV)
Year Ended 9/30:
2013(d)	16.36	.39		(.11)	.28	(.34)	—	(.34)	—	—	16.30	15.56
2012	15.36	.72		.95	1.67	(.67)	—	(.67)	—	—	16.36	16.33
2011	16.10	.75		(.74)	.01	(.75)	—	(.75)	—	—	15.36	14.13
2010	15.91	.79		.17	.96	(.77)	—	(.77)	—	—	16.10	15.38
2009(c)	14.33	.23		1.64	1.87	(.26)	—	(.26)	—	(.03)	15.91	14.84

74	Nuveen Investments

				Ratios/Supplemental Data
				Ratios to Average Net Assets
Total Returns				Applicable to Common Shares
	Based		Ending
	on		Net
Based	Common		Assets
on	Share Net		Applicable		Net		Portfolio
Market	Asset		to Common		Investment		Turnover
Value (a)	Value (a)	Shares (000)	Expenses	(b)	Income (Loss	)	Rate

(2.04)%	.83%		$156,098.62	%*	3.91	%*	7%
16.11	9.23		157,979.65		4.14		10
.39	3.62		150,555.65		4.40		10
8.78	5.82		152,031.67		4.30		5
11.78	13.00		150,063.71		4.58		3
(.62)	(2.38)		140,285.71		4.39		16

(2.70)	1.69		38,308.73	*	4.75	*	1
20.74	11.12		38,434.75		4.55		10
(3.15)	.27		36,040.77		4.99		18
9.12	6.26		37,796.74		5.04		2
.73	12.99		37,347.84	*	3.66	*	4

(a)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities, as follows:

New York Value (NNY)
Year Ended 9/30:
2013(d)	.01%
2012	.01
2011	.01
2010	.01
2009	.03
2008	.03

New York Value 2 (NYV)
Year Ended 9/30:
2013(d)	—%
2012	—
2011	—
2010	—
2009(c)	—

(c)	For the period April 28, 2009 (commencement of operations) through September 30, 2009.
(d)	For the six months ended March 31, 2013.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	75

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders (a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New York Performance Plus (NNP)
Year Ended 9/30:
2013(f)	$16.84	$.41		$(.29)	$—	$—	$.12	$(.43)	$(.04)	$(.47)	$—		$16.49	$16.50
2012	15.86	.86		1.00	—	—	1.86	(.88)	—	(.88)	—		16.84	17.18
2011	16.05	.88		(.18)	—	—	.70	(.88)	(.01)	(.89)	—		15.86	14.93
2010	15.63	.91		.38	(.01)	— *	1.28	(.84)	(.02)	(.86)	—		16.05	15.52
2009	13.74	.96		1.89	(.05)	(.04)	2.76	(.74)	(.13)	(.87)	—	*	15.63	14.77
2008	15.48	.98		(1.69)	(.27)	(.01)	(.99)	(.72)	(.03)	(.75)	—		13.74	11.16

New York Dividend Advantage (NAN)
Year Ended 9/30:
2013(f)	16.13	.35		(.25)	—	—	.10	(.38)	(.03)	(.41)	—		15.82	15.09
2012	15.01	.73		1.19	—	—	1.92	(.79)	(.01)	(.80)	—		16.13	16.00
2011	15.17	.76		(.10)	— *	—	.66	(.79)	(.03)	(.82)	—		15.01	13.70
2010	14.82	.84		.34	(.01)	— *	1.17	(.78)	(.04)	(.82)	—		15.17	14.43
2009	13.12	.93		1.68	(.06)	(.03)	2.52	(.73)	(.09)	(.82)	—		14.82	13.38
2008	14.95	.96		(1.76)	(.24)	(.02)	(1.06)	(.70)	(.07)	(.77)	—		13.12	11.36

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

76	Nuveen Investments

			Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets			Net				Net
on	Share Net	Applicable			Investment				Investment		Portfolio
Market	Asset	to Common			Income				Income		Turnover
Value (b)	Value (b)	Shares (000)	Expenses	(e)	(Loss	)	Expenses	(e)	(Loss	)	Rate

(1.21)%	.72%	$248,462	1.59	%**	4.96	%**	N/A		N/A		9%
21.58	12.05	253,426	1.64		5.27		N/A		N/A		11
2.30	4.78	238,572	1.77		5.77		N/A		N/A		6
11.39	8.46	241,450	1.53		5.84		N/A		N/A		9
42.29	21.05	235,108	1.39		6.91		N/A		N/A		1
(17.61)	(6.71)	206,976	1.42		6.48		N/A		N/A		16

(3.14)	.58	146,560	2.30	**	4.35	**	N/A		N/A		5
23.20	13.05	149,417	2.37		4.71		N/A		N/A		9
0.98	4.75	139,060	2.42		5.26		N/A		N/A		10
14.63	8.28	140,525	1.74		5.74		N/A		N/A		10
26.58	20.29	137,268	1.37		7.07		1.31%		7.13%		4
(16.02)	(7.45)	121,533	1.36		6.45		1.22		6.59		17

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”), MTP Shares and/or VRDP Shares, where applicable.

(d)	After expense reimbursement from the Adviser, where applicable. As of August 1, 2009, the Adviser is no longer reimbursing New York Dividend Advantage (NAN) for any fees and expenses.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

New York Performance Plus (NNP)
Year Ended 9/30:
2013(f)	.58%
2012	.61
2011	.70
2010	.40
2009	.22
2008	.15

New York Dividend Advantage (NAN)
Year Ended 9/30:
2013(f)	1.22%
2012	1.27
2011	1.27
2010	.63
2009	.20
2008	.13

(f)	For the six months ended March 31, 2013.
*	Rounds to less than $.01 per share.
**	Annualized.
N/A	Fund did not have, or no longer has, a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	77

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations							Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders	(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2013(f)	$15.96	$.33		$(.25)	$—	$—		$.08	$(.38)	$(.02)	$(.40)	$—		$15.64	$14.73
2012	14.94	.72		1.10	—	—		1.82	(.80)	—	(.80)	—		15.96	15.51
2011	15.13	.74		(.13)	—	—		.61	(.80)	—	(.80)	—		14.94	13.60
2010	14.76	.83		.36	(.01)	—	*	1.18	(.80)	(.01)	(.81)	—		15.13	14.37
2009	13.14	.92		1.66	(.05)	(.04)		2.49	(.73)	(.14)	(.87)	—	*	14.76	13.41
2008	14.80	.95		(1.64)	(.23)	(.01)		(.93)	(.69)	(.04)	(.73)	—		13.14	11.15

New York AMT-Free Income (NRK)
Year Ended 9/30:
2013(f)	15.44	.33		(.44)	—	—		(.11)	(.40)	(.02)	(.42)	—		14.91	14.43
2012	15.03	.66		.46	—	—		1.12	(.70)	(.01)	(.71)	—		15.44	15.29
2011	15.36	.65		(.24)	—	—		.41	(.74)	—	(.74)	—		15.03	13.86
2010	15.18	.77		.23	(.01)	(.01)		.98	(.73)	(.07)	(.80)	—		15.36	14.75
2009	13.31	.83		1.81	(.10)	—	*	2.54	(.66)	(.01)	(.67)	—	*	15.18	13.70
2008	14.65	.88		(1.32)	(.25)	—	*	(.69)	(.65)	— *	(.65)	—		13.31	11.52

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

78	Nuveen Investments

			Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
		Ending
	Based	Net
	on	Assets
Based	Common	Applicable			Net				Net
on	Share Net	to Common			Investment				Investment		Portfolio
Market	Asset	Shares			Income				Income		Turnover
Value (b)	Value (b)	(000)	Expenses	(e)	(Loss	)	Expenses	(e)	(Loss	)	Rate

(2.47)%	.52%	$101,481	2.26	%**	4.19	%**	N/A		N/A		9%
20.38	12.47	103,527	2.32		4.66		N/A		N/A		10
.49	4.38	96,940	2.44		5.12		2.41%		5.16%		14
13.65	8.27	98,156	1.74		5.54		1.63		5.65		6
29.95	20.06	95,751	1.36		6.83		1.18		7.01		0
(16.79)	(6.63)	85,340	1.37		6.25		1.11		6.51		17

(2.98)	(.76)	1,306,181	2.53	**	4.88	**	N/A		N/A		9
15.78	7.63	54,140	2.82		4.35		N/A		N/A		15
(.81)	2.91	52,694	2.91		4.44		2.89		4.47		6
13.97	6.70 **	53,866	1.95		5.01		1.81		5.15		4
25.65	19.67	53,223	1.40		5.77		1.13		6.04		4
(11.94)	(4.91)	46,769	1.41		5.68		1.02		6.07		8
(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP, VMTP and/or VRDP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. As of March 31, 2011 and November 30, 2010, the Adviser is no longer reimbursing New York Dividend Advantage 2 (NXK) and New York AMT-Free Income (NRK), respectively, for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VMTP Shares and/or VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2013(f)	1.17%
2012	1.20
2011	1.29
2010	.63
2009	.20
2008	.14

New York AMT-Free Income (NRK)
Year Ended 9/30:
2013(f)	1.23%
2012	1.59
2011	1.66
2010	.77
2009	.09
2008	.15

(f)	For the six months ended March 31, 2013.
*	Rounds to less than $.01 per share.
**	Annualized.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	79

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period		MTP Shares at the End of Period (g)		VRDP Shares at the End of Period		ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
New York Performance Plus (NNP)
Year Ended 9/30:
2013(f)	$—	$—	$—	$—	$89,000	$379,171	$—
2012	—	—	—	—	89,000	384,748	—
2011	—	—	—	—	89,000	368,059	—
2010	—	—	—	—	89,000	371,292	—
2009	87,650	92,059	—	—	—	—	—
2008	87,650	84,035	—	—	—	—	—

New York Dividend Advantage (NAN)
Year Ended 9/30:
2013(f)	—	—	55,360	36.47	—	—	—
2012	—	—	55,360	36.99	—	—	—
2011	—	—	55,360	35.12	—	—	—
2010	21,900	92,690	30,000	37.08	—	—	3.71
2009	51,400	91,765	—	—	—	—	—
2008	51,400	84,112	—	—	—	—	—

(f)	For the six months ended March 31, 2013.
(g)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average			Ending	Average
		Market Value	Market Value			Market Value	Market Value
	Series	Per Share	Per Share		Series	Per Share	Per Share
New York Dividend Advantage (NAN)
Year Ended 9/30:
2013(f)	2015	$10.12	$10.11		2016	$10.16	$10.12
2012	2015	10.08	10.11		2016	10.09	10.11
2011	2015	10.09	10.08		2016	10.06	9.95	^^
2010	2015	10.16	10.09	^	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—

^	For the period December 21, 2009 (first issuance date of shares) through September 30, 2010.
^^	For the period December 13, 2010 (first issuance date of shares) through September 30, 2011.

80	Nuveen Investments

	ARPS at the End of Period		MTP Shares at the End of Period (g)		VMTP Shares at the End of Period		VRDP Shares at the End of Period		MTP, VMTP and VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2013(f)	$—	$—	$37,890	$36.78	$—	$—	$—	$—	$—
2012	—	—	37,890	37.32	—	—	—	—	—
2011	—	—	37,890	35.58	—	—	—	—	—
2010	—	—	37,890	35.91	—	—	—	—	—
2009	34,100	95,198	—	—	—	—	—	—	—
2008	34,100	87,566	—	—	—	—	—	—	—

New York AMT-Free Income (NRK)
Year Ended 9/30:
2013(f)	—	—	27,680	33.03	50,700	330,294	488,800	330,294	3.30
2012	—	—	27,680	29.56	—	—	—	—	—
2011	—	—	27,680	29.04	—	—	—	—	—
2010	—	—	27,680	29.46	—	—	—	—	—
2009	27,000	74,281	—	—	—	—	—	—	—
2008	27,000	68,304	—	—	—	—	—	—	—

(g)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2013(f)	2015	$10.06	$10.08
2012	2015	10.07	10.09
2011	2015	10.11	10.05
2010	2015	10.14	10.05	^^^
2009	—	—	—
2008	—	—	—

New York AMT-Free Income (NRK)
Year Ended 9/30:
2013(f)	2015	10.10	10.09
2012	2015	10.14	10.10
2011	2015	10.10	10.06
2010	2015	10.33	10.09	^^^
2009	—	—	—
2008	—	—	—

^^^	For the period April 14, 2010 (first issuance date of shares) through September 30, 2010.

See accompanying notes to financial statements.

Nuveen Investments	81

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Municipal Value Fund 2 (NYV), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund (NAN), Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) and Nuveen New York AMT-Free Municipal Income Fund (NRK) (each a “Fund” and collectively, the “Funds”). Common shares of New York Value (NNY), New York Performance Plus (NNP) and New York Dividend Advantage (NAN) are traded on the New York Stock Exchange (“NYSE”) while Common shares of New York Value 2 (NYV), New York Dividend Advantage 2 (NXK) and New York AMT-Free Income Fund (NRK) are traded on the NYSE MKT. The Funds are registered under the Investment Company Act of 1940, as amended, as diversified (non-diversified for New York Municipal Value 2 (NYV), closed-end registered investment companies.

On December 31, 2012, the Funds’ investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisers, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisors, LLC (the “Adviser”). There were no changes to the identities or roles of any personnel as a result of the change.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of New York AMT-Free Income (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

Fund Reorganizations
Effective before the opening of business on March 11, 2013, certain New York funds (the “Acquired Funds”) were reorganized into one, larger-state fund (the “Acquiring Fund”) included in this report (each a “Reorganization” and collectively the “Reorganizations”) as follows:

Acquired Funds	Acquiring Fund
Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)	New York AMT-Free Income (NRK)
(“New York Investment Quality”)
Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
(“New York Select Quality”)
Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
(“New York Quality Income”)
Nuveen New York Premium Income Municipal Fund, Inc. (NNF)
(“New York Premium Income”)
Nuveen New York Dividend Advantage Municipal Income Fund (NKO)
(“New York Dividend Advantage Income”)

The Reorganizations of the Funds were approved by the shareholders of the Acquired Funds at a special meeting on January 28, 2013.

Upon the closing of each Fund’s Reorganization, the Acquired Funds transferred their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds. The Acquired Funds were then liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Acquired Funds became shareholders of the Acquiring Fund. Holders of common shares of the Acquired Funds received newly issued common shares of the Acquiring Fund, the aggregate net asset value of which was equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the Reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares were sold on the open market and shareholders received cash in lieu of such fractional shares. Holders of preferred shares of the Acquired Funds received on a one-for-one basis newly issued preferred shares of the Acquiring Fund, in exchange for preferred shares of the Acquired Funds held immediately prior to the Reorganizations. Details of the Funds’ Reorganizations are further described in the Variable Rate MuniFund Term Preferred Shares and Variable Rate Demand Preferred Shares sections of this footnote and Footnote 8 – Fund Reorganizations.

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Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds and swap contracts are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of those securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. As of March 31, 2013, New York AMT-Free Income (NRK) had outstanding when-issued/delayed delivery purchase commitments of $22,273,648. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period, when applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of New York AMT-Free Income (NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

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Notes to
Financial Statements (Unaudited) (continued)

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund except New York Value (NNY) and New York Value 2 (NYV) is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of September 30, 2011, the Funds redeemed all of their outstanding ARPS at liquidation value.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated (“par”) value per share. Each Fund’s MTP Shares are issued in one or more Series and trade on NYSE. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances.

	Series	NYSE Ticker	Shares Outstanding	Shares Outstanding at $10 Per Share Liquidation Value	Annual Interest Rate
New York Dividend Advantage (NAN)
	2015	NAN Pr C	3,000,000	$30,000,000	2.70%
	2016	NAN Pr D	2,536,000	25,360,000	2.50
New York Dividend Advantage 2 (NXK)
	2015	NXK Pr C	3,789,000	$37,890,000	2.55%
New York AMT-Free Income (NRK)
	2015	NRK Pr C	2,768,000	$27,680,000	2.55%

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares by NYSE ticker symbol are as follows:

	Series	NYSE Ticker	Term Redemption Date	Optional Redemption Date	Premium Expiration Date
New York Dividend Advantage (NAN)
	2015	NAN Pr C	January 1, 2015	January 1, 2011	December 31, 2011
	2016	NAN Pr D	January 1, 2016	January 1, 2012	December 31, 2012
New York Dividend Advantage 2 (NXK)
	2015	NXK Pr C	May 1, 2015	May 1, 2011	April 30, 2012
New York AMT-Free Income (NRK)
	2015	NRK Pr C	May 1, 2015	May 1, 2011	April 30, 2012

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The average liquidation value for all series of each Fund’s MTP Shares outstanding during the six months ended March 31, 2013, was as follows:

	New York Dividend Advantage (NAN	)	New York Dividend Advantage 2 (NXK	)	New York AMT-Free Income (NRK	)
Average liquidation value of MTP Shares outstanding	$55,360,000		$37,890,000		$27,680,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability and recognized as “MuniFund Term Preferred (MTP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. Dividends paid on MTP Shares and each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate MuniFund Term Preferred Shares
New York AMT-Free Income (NRK) has issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation value per share. The Fund issued its VMTP Shares in a privately negotiated offering. The Fund’s VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

In connection with New York AMT-Free Income (NRK) Reorganizations, holders of VMTP Shares of the Acquired Funds received on a one-for-one basis newly issued VMTP Shares of the Acquiring Funds, in exchange for VMTP Shares of the Acquired Funds held immediately prior to the Reorganizations. New York AMT-Free Income (NRK) Series 2014 VMTP Shares were issued in conjunction with the Reorganization of New York Premium Income (NNF).

As of March 31, 2013, the number of VMTP Shares outstanding, at liquidation value, for the Fund is as follows:

	New York AMT-Free Income (NRK	)
Series 2014 *	$50,700,000

*	VMTP Shares issued in connection with the Reorganizations.

The Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. The Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for the Fund’s VMTP Shares are as follows:

	New York AMT-Free Income (NRK	)
Series	2014	*
Term Redemption Date	October 1, 2014
Optional Redemption Date	October 1, 2012
Premium Expiration Date	September 30, 2012

*	VMTP Shares issued in connection with the Reorganizations.

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Notes to
Financial Statements (Unaudited) (continued)

The average liquidation value of VMTP Shares outstanding and annualized dividend rate of VMTP Shares for the Fund during the six months ended March 31, 2013, were as follows:

	New York AMT-Free Income (NRK	)*
Average liquidation value of VMTP Shares outstanding	$50,700,000
Annualized dividend rate	1.17%

*	For the period March 11, 2013 (effective date of the Reorganizations) through March 31, 2013.

Dividends on VMTP shares (which are treated as interest payments for financial reporting purposes) are set weekly.

For financial reporting purposes only, the liquidation value of VMTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Costs incurred by the Fund in connection with its offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. Dividends paid on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. New York Performance Plus (NNP) and New York AMT-Free Income (NRK) issued their VRDP Shares in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

In connection with New York AMT-Free Income’s (NRK) Reorganizations, holders of VRDP Shares of the Acquired Funds received on a one-for-one basis newly issued VRDP Shares of the Acquiring Funds, in exchange for VRDP Shares of the Acquired Funds held immediately prior to the Reorganizations. New York AMT-Free Income (NRK) Series 1, Series 2, Series 3 and Series 4 VRDP Shares were issued in conjunction with the Reorganizations of New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and New York Dividend Advantage Income (NKO), respectively.

As of March 31, 2013, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

	New York Performance Plus (NNP	)	New York AMT-Free Income (NRK	)	New York AMT-Free Income (NRK	)	New York AMT-Free Income (NRK	)	New York AMT-Free Income (NRK	)
Series	1		1		2		3		4
VRDP Shares outstanding	890		1,123		1,648		1,617		500
Maturity	March 1, 2040		August 1, 2040		August 1, 2040		December 1, 2040		June 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of .10% of the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

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The average liquidation value of VRDP Shares outstanding and annualized dividend rate of VRDP Shares for each Fund during the six months ended March 31, 2013, were as follows:

	New York Performance Plus (NNP	)	New York AMT-Free Income (NRK	)*
Average liquidation value of VRDP Shares outstanding	$89,000,000		$488,800,000
Annualized dividend rate	0.25%		0.20%

*	For the period March 11, 2013 (effective date of the Reorganization) through March 31, 2013.

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended March 31, 2013, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of March 31, 2013, each Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts, was as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Maximum exposure to Recourse Trusts	$—		$2,000,000		$—		$2,670,000		$—		$31,665,000

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Notes to
Financial Statements (Unaudited) (continued)

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended March 31, 2013, were as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Average floating rate obligations outstanding	$3,255,000		$—		$34,645,000		$17,512,473		$12,150,000		$138,905,000
Average annual interest rate and fees	.43%		—%		.53%		.52%		.51%		.57%

Swap Contracts
Each Fund is authorized to enter into interest rate swap and forward interest rate swap contracts (“swap contracts”) consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality). Each Fund is subject to interest rate risk in the normal course of pursuing its investment. Each Fund’s use of swap contracts is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader market.

Interest rate swap contracts involve each Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap transactions involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying a Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that each Fund is to receive. The payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of a Fund’s swap contract would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap contract’s termination date increase or decrease. Swap contracts are valued daily. Upon entering into an interest rate swap (and beginning on the effective date for a forward interest rate swap), each Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on a daily basis, and recognizes the daily change in the market value of the Fund’s contractual rights and obligations under the contracts. The net amount recorded for these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on swaps (,net)” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of swaps.” Income received or paid by each Fund is recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gains or losses recognized upon the termination of an interest rate swap contract, and are equal to the difference between the Fund’s basis in the interest rate swap and the proceeds from (or cost of) the closing transaction. Payments received or made at the beginning of the measurement period are recognized as a component of “Swap premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable. For tax purposes, periodic payments are treated as ordinary income or expense.

Each Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a swap contract is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Once periodic payments are settled in cash, they are combined with the net realized gain or loss recorded upon the termination of the swap contracts.

During the six months ended March 31, 2013, New York Value 2 (NYV) entered into swap transactions to manage the duration of the Fund’s portfolio and to reduce its price volatility risk to movements in U.S. interest rates relative to the Fund’s benchmark. The average notional amount of swap contracts outstanding during the six months ended March 31, 2013 was as follows:

	New York
	Value 2
	(NYV	)
Average notional amount of swap contracts outstanding*	$2,750,000

*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on swap contract activity.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

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Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	89

Notes to
Financial Statements (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

New York Value (NNY)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$155,576,784	$—	$155,576,784

New York Value 2 (NYV)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$37,840,869	$—	$37,840,869
Derivatives:
Swaps**	—	(81,419)	—	(81,419)
Total	$—	$37,759,450	$—	$37,759,450

New York Performance Plus (NNP)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$362,925,637	$—	$362,925,637

New York Dividend Advantage (NAN)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$216,777,228	$—	$216,777,228

New York Dividend Advantage 2 (NXK)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$148,883,838	$—	$148,883,838

New York AMT-Free Income (NRK)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$1,985,686,300	$—	$1,985,686,300

*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

90	Nuveen Investments

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 - General Information and Significant Accounting Policies.

The following table presents the fair value of all derivative instruments held by the Funds as of March 31, 2013, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

New York Value 2 (NYV)

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps			Unrealized depreciation
		—	$ —	on swaps	$ 81,419)

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended March 31, 2013, on derivative instruments, as well as the primary risk exposure associated with each.

New York
Value 2
Net Realized Gain (Loss) from Swaps	(NYV	)
Risk Exposure
Interest Rate	$—

New York
Value 2
Change in Net Unrealized Appreciation (Depreciation) of Swaps	(NYV	)
Risk Exposure
Interest Rate	$144,738

4. Fund Shares

Common Shares
The Funds have not repurchased any of their outstanding common shares during the six months ended March 31, 2013 or fiscal year ended September 30, 2012.

Transactions in Common shares were as follows:

New York
	New York Value (NNY)		New York Value 2 (NYV)		Performance Plus (NNP)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12
Common shares:
Issued to shareholders due to reinvestment of distributions	14,833	7,655	849	1,763	17,886	6,054

	New York		New York		New York AMT-Free
	Dividend Advantage (NAN)		Dividend Advantage 2 (NXK)		Income (NRK)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12
Common shares:
Issued in the Reorganizations(1)	—	—	—	—	84,111,257	—
Issued to shareholders due to reinvestment of distributions	—	—	—	—	687	—

(1)	Refer to Footnote 8 – Fund Reorganizations for further details.

Preferred Shares
New York Dividend Advantage (NAN), New York Dividend Advantage 2 (NXK) and New York AMT-Free Income (NRK) did not have any transactions in MTP Shares during the six months ended March 31, 2013 and fiscal year ended September 30, 2012.

Nuveen Investments	91

Notes to
Financial Statements (Unaudited) (continued)

Transactions in VMTP Shares for New York AMT-Free Income (NRK) was as follows:

New York AMT-Free Income (NRK)
Six Months
	Ended		Year Ended
	3/31/13		9/30/12
	Shares	Amount	Shares	Amount
VMTP Shares issued in the Reorganizations(1):
Series 2014	507	$50,700,000	—	$—

(1)	Refer to Footnote 8 – Fund Reorganizations for further details.

New York Performance Plus (NNP) did not have any transactions in VRDP Shares during the six months ended March 31, 2013 and fiscal year ended September 30, 2012.

Transactions in VRDP Shares were as follows:

	New York AMT-Free Income (NRK)
	Six Months
	Ended		Year Ended
	3/31/13		9/30/12
	Shares	Amount	Shares	Amount
VRDP Shares issued in the Reorganizations(1):
Series 1	1,123	$112,300,000	—	$—
Series 2	1,648	164,800,000	—	—
Series 3	1,617	161,700,000	—	—
Series 4	500	50,000,000	—	—
Total	4,888	$488,800,000	—	$—

(1)	Refer to Footnote 8 – Fund Reorganizations for further details.

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments and derivative transactions, where applicable) during the six months ended March 31, 2013, were as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Purchases	$12,033,928		$814,791		$34,586,383		$12,852,745		$15,145,047		$55,950,208
Sales and maturities	11,697,656		561,208		32,456,565		11,280,416		14,233,535		40,599,450

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2013, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives, where applicable), as determined on a federal income tax basis, were as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Cost of investments	$141,417,014		$32,481,857		$301,812,084		$184,734,340		$127,237,095		$1,712,067,589
Gross unrealized:
Appreciation	$12,020,774		$5,648,028		$29,156,762		$16,174,021		$10,948,242		$145,517,268
Depreciation	(1,118,666)		(289,016)		(2,687,970)		(1,595,764)			(1,449,403)	(10,805,428)
Net unrealized appreciation (depreciation) of investments	$10,902,108		$5,359,012		$26,468,792		$14,578,257		$9,498,839		$134,711,840

92	Nuveen Investments

Permanent differences, primarily due to federal taxes paid, taxable market discount and nondeductible offering costs, resulted in reclassifications among the Funds’ components of Common share net assets at September 30, 2012, the Funds’ last tax year end, as follows:

					New York		New York		New York
	New York		New York		Performance		Dividend		Dividend	AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2	Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK )	(NRK )
Paid-in-surplus	$19,553		$—		$(41,377)		$(276,142)		$(148,166)	$(125,652)
Undistributed (Over-distribution of) net investment income	(61,458)		—		18,366		273,021		151,935	133,022
Accumulated net realized gain (loss)	41,905		—		23,011		3,121		(3,769)	(7,370)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at September 30, 2012, the Funds’ last tax year end, were as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Undistributed net tax-exempt income *	$549,502		$90,759		$3,559,391		$1,926,043		$862,932		$394,040
Undistributed net ordinary income **	23,450		8,772		41,172		12,137		14,520		—
Undistributed net long-term capital gains	187,735		—		535,351		247,222		158,461		63,711

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2012, was designated for purposes of the dividends paid deduction as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Distributions from net tax-exempt income	$6,371,242		$1,577,385		$13,524,780		$8,726,540		$6,144,031		$3,167,445
Distributions from net ordinary income **	—		—		—		—		—		—
Distributions from net long-term capital gains	—		—		—		54,665		—		36,118

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 4, 2012, and paid on October 1, 2012.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

During the Funds’ last tax year ended September 30, 2012, the following Funds utilized capital loss carryforwards as follows:

New York
	New York		Performance
	Value		Plus
	(NNY	)	(NNP	)
Utilized capital loss carryforwards	$21,947		$51,614

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010, will not be subject to expiration. During the Funds’ last tax year ended September 30, 2012, the following Fund generated post-enactment capital losses as follows:

	New York
	Value 2
	(NYV	)
Post-enactment losses:
Short-term	$66,389
Long-term	141,465

Nuveen Investments	93

Notes to
Financial Statements (Unaudited) (continued)

The Funds have elected to defer net realized losses from investments incurred from November 1, 2011 through September 30, 2012, the Funds’ last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

	New York
	Value 2
	(NYV	)
Post-October capital losses	$395,527
Late-year ordinary losses	—

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components — a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser and for New York Value (NNY) a gross interest income component. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

New York Value (NNY) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets* of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.

The annual fund-level fee for the following Funds, payable monthly, is calculated according to the following schedules:

	New York Performance Plus (NNP	)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

	New York Value 2 (NYV	)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For managed assets over $2 billion	.3375

	New York Dividend Advantage (NAN	)
	New York Dividend Advantage 2 (NXK	)
	New York AMT-Free Income (NRK	)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

94	Nuveen Investments

The annual complex-level fee for each fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of March 31, 2013, the complex-level fee rate for each of these Funds was .1668%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. Fund Reorganizations
The Reorganizations were structured to qualify as tax-free reorganizations under the Internal Revenue Code for federal income tax purposes, and the Acquired Funds’ shareholders will recognize no gain or loss for federal income tax purposes as a result of the Reorganizations. Prior to the closing of each of the Reorganizations, the Acquired Funds distributed all of their net investment income and capital gains, if any. Such a distribution may be taxable to the Acquired Funds’ shareholders for federal income tax purposes.

The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Acquired Funds as of the date of their respective Reorganization, were as follows:

									New York
	New York		New York		New York		New York		Dividend
	Investment		Select		Quality		Premium		Advantage
	Quality		Quality		Income		Income		Income
	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)
Cost of investments	$348,182,862		$476,216,543		$478,297,401		$163,394,915		$155,567,322
Fair value of investments	376,348,298		521,396,683		519,126,736		176,673,173		167,003,737
Net unrealized appreciation (depreciation) of investments	28,165,436		45,180,140		40,829,335		13,278,258		11,436,415

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Nuveen Investments	95

Notes to
Financial Statements (Unaudited) (continued)

For accounting and performance reporting purposes, the Acquiring Fund is the survivor. The shares outstanding, net assets and net asset value (“NAV”) per Common share immediately before and after the Reorganizations are as follows:
									New York
	New York		New York		New York		New York		Dividend
	Investment		Select		Quality		Premium		Advantage
	Quality		Quality		Income		Income		Income
Acquired Funds – Prior to Reorganizations	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)
Common shares outstanding	17,542,953		23,230,215		23,782,336		8,264,230		7,937,601
Net assets applicable to Common shares	$271,545,473		$366,948,175		$367,935,364		$129,402,295		$122,538,253
NAV per Common share outstanding	$15.48		$15.80		$15.47		$15.66		$15.44

	New York
	AMT-Free
	Income
Acquiring Fund – Prior to Reorganizations	(NRK	)
Common shares outstanding	3,507,247
Net assets applicable to Common shares	$52,471,137
NAV per Common share outstanding	$14.96

	New York
	AMT-Free
	Income
Acquiring Fund – Post Reorganizations	(NRK	)
Common shares outstanding	87,618,504
Net assets applicable to Common shares	$1,310,840,698
NAV per Common share outstanding	$14.96

The beginning of the Acquired Funds’ current fiscal period was October 1, 2012.

Assuming the Reorganizations had been completed on October 1, 2012, the beginning of the Acquiring Funds’ current fiscal period, the pro forma results of operations for the six months ended March 31, 2013, are as follows:

	New York
	AMT-Free
	Income
	(NRK	)
Net investment income (loss)	$31,162,232
Net realized and unrealized gains (losses)	(12,216,339)
Change in net assets resulting from operations	18,945,893

Because the combined investment portfolios for each Reorganization have been managed as a single integrated portfolio since each Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Statement of Operations since the Reorganizations were consummated.

In connection with the Reorganizations, the Acquiring Fund has accrued for certain associated costs and expenses. Such amounts are included as components of “Accrued Reorganization expenses” on the Statement of Assets and Liabilities and “Reorganization expenses” on the Statement of Operations.

9. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities
In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

96	Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

Nuveen Investments	97

Reinvest Automatically,
Easily and Conveniently (continued)

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

98	Nuveen Investments

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Forward Interest Rate Swap: A contractual agreement between two counterparties under which one party agrees to make periodic payments to the other for an agreed period of time based on a fixed rate, while the other party agrees to make periodic payments based on a floating rate of interest based on an underlying index. Alternatively, both series of cash flows to be exchanged could be calculated using floating rates of interest but floating rates that are based upon different underlying indexes.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor

Nuveen Investments	99

Glossary of Terms
Used in this Report (continued)

(such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Lipper New York Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment grade U.S. municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond New York Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment grade New York municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.

100	Nuveen Investments

■
Total Investment Exposure: Total investment exposure is a Fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a Fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	101

Notes

102	Nuveen Investments

Additional Fund Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank
& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Form N-Q Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC -0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NNY	—
NYV	—
NNP	—
NAN	—
NXK	—
NRK	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	103

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $224 billion as of March 31, 2013.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com/cef

ESA-A-0313D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: June 7, 2013

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: June 7, 2013